NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
483 shares (cost $4,864)	$5,082
VP Inflation Protection Fund - Class I (ACVIP1)
2,158 shares (cost $25,972)	26,001
Global Allocation V.I. Fund - Class I (BRVGA1)
17,125 shares (cost $270,949)	275,707
Global Allocation V.I. Fund - Class II (MLVGA2)
225,752 shares (cost $3,606,095)	3,627,829
VA Global Bond Portfolio (DFVGB)
250 shares (cost $2,786)	2,723
Stock Index Fund, Inc. - Initial Shares (DSIF)
111,682 shares (cost $3,298,823)	3,558,189
Franklin Income Securities Fund - Class 1 (FTVIS1)
1,864 shares (cost $27,916)	28,833
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2,614 shares (cost $20,479)	22,347
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
11,297 shares (cost $218,974)	225,937
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
352 shares (cost $3,578)	3,646
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
216,076 shares (cost $859,483)	847,020
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
42,303 shares (cost $1,428,145)	1,703,958
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
40,836 shares (cost $248,937)	251,549
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
80,002 shares (cost $3,213,604)	2,962,458
Investors Growth Stock Series - Initial Class (MIGIC)
65,806 shares (cost $657,570)	803,487
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
205 shares (cost $3,427)	3,561
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
908 shares (cost $13,965)	14,278
Value Series - Initial Class (MVFIC)
354,472 shares (cost $3,973,654)	5,104,393
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
14,007 shares (cost $224,680)	240,073
Core Plus Fixed Income Portfolio - Class I (MSVFI)
50,998 shares (cost $507,180)	542,619
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
308,048 shares (cost $4,339,465)	4,700,805
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
162,940 shares (cost $2,866,109)	3,209,920
American Funds NVIT Bond Fund - Class II (GVABD2)
82,654 shares (cost $863,867)	969,527
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
90,661 shares (cost $2,005,114)	2,153,204
American Funds NVIT Growth Fund - Class II (GVAGR2)
53,047 shares (cost $2,434,037)	3,207,207
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
26,436 shares (cost $858,855)	1,093,655
Federated NVIT High Income Bond Fund - Class III (HIBF3)
477,405 shares (cost $3,134,862)	3,294,093

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Emerging Markets Fund - Class III (GEM3)
260,037 shares (cost $3,012,018)	3,076,236
NVIT International Equity Fund - Class III (GIG3)
33,472 shares (cost $289,458)	307,277
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
63,128 shares (cost $477,748)	576,989
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
94,131 shares (cost $763,730)	785,052
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
206,108 shares (cost $1,713,224)	2,256,887
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
287,221 shares (cost $2,492,412)	2,564,881
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
137,214 shares (cost $1,390,011)	1,481,907
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
281,709 shares (cost $2,756,425)	2,963,582
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
158,281 shares (cost $1,670,423)	1,693,604
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
557,941 shares (cost $5,467,015)	5,942,075
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,603,176 shares (cost $14,353,555)	16,240,169
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
51,186 shares (cost $526,801)	552,809
NVIT Core Bond Fund - Class I (NVCBD1)
81,812 shares (cost $874,717)	925,297
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,293 shares (cost $142,220)	145,302
NVIT Nationwide Fund - Class I (TRF)
203,003 shares (cost $1,474,531)	2,068,596
NVIT Government Bond Fund - Class I (GBF)
351,964 shares (cost $4,211,481)	4,093,340
American Century NVIT Growth Fund - Class I (CAF)
4,230 shares (cost $66,612)	65,985
NVIT International Index Fund - Class VI (GVIX6)
60,046 shares (cost $469,951)	501,382
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
697,311 shares (cost $5,633,104)	6,966,135
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
157,517 shares (cost $2,056,961)	2,150,102
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
36,567 shares (cost $526,102)	551,437
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
111,639 shares (cost $1,109,720)	1,161,047
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,114,461 shares (cost $20,893,143)	23,808,834
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,323,977 shares (cost $31,918,254)	37,095,586
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
135,969 shares (cost $1,367,005)	1,494,297
NVIT Mid Cap Index Fund - Class I (MCIF)
119,856 shares (cost $2,163,590)	2,280,856
NVIT Money Market Fund - Class I (SAM)
9,882,661 shares (cost $9,882,661)	9,882,661
NVIT Money Market Fund - Class V (SAM5)
927,176 shares (cost $927,176)	927,176
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
210,019 shares (cost $1,740,831)	2,112,788
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
126,648 shares (cost $1,114,183)	1,233,555

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
370,227 shares (cost $3,436,136)	3,902,189
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
182,827 shares (cost $1,477,863)	1,713,088
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
247,399 shares (cost $2,109,832)	2,632,327
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
63 shares (cost $647)	648
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
179,446 shares (cost $1,628,180)	1,853,677
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
66,269 shares (cost $1,076,620)	1,152,421
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
76,735 shares (cost $641,801)	905,467
NVIT Multi-Manager Small Company Fund - Class I (SCF)
94,410 shares (cost $1,349,124)	1,847,607
NVIT Multi-Sector Bond Fund - Class I (MSBF)
273,092 shares (cost $2,316,939)	2,591,641
NVIT Short Term Bond Fund - Class I (NVSTB1)
1,159 shares (cost $12,269)	12,237
NVIT Short Term Bond Fund - Class II (NVSTB2)
94,650 shares (cost $980,320)	996,660
NVIT Large Cap Growth Fund - Class I (NVOLG1)
685,142 shares (cost $10,474,772)	11,859,800
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2,879 shares (cost $27,933)	28,703
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
1,076 shares (cost $14,653)	14,667
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
1,522 shares (cost $22,903)	22,909
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2,413 shares (cost $25,206)	25,043
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
26,127 shares (cost $289,030)	293,669
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
10,657 shares (cost $114,943)	118,616
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
617 shares (cost $6,779)	6,765
Templeton NVIT International Value Fund - Class III (NVTIV3)
165,075 shares (cost $2,027,281)	2,015,567
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
222,234 shares (cost $1,847,853)	2,537,913
NVIT Real Estate Fund - Class I (NVRE1)
461,984 shares (cost $4,133,698)	4,374,988
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
65,388 shares (cost $991,304)	1,155,399
American Century VP Inflation Protection Fund - Class II (ACVIP2)
296,668 shares (cost $3,396,340)	3,568,918
VP Mid Cap Value Fund - Class I (ACVMV1)
159,707 shares (cost $1,935,157)	2,328,533
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
187,368 shares (cost $1,947,330)	2,540,712
Appreciation Portfolio - Initial Shares (DCAP)
40,433 shares (cost $1,476,407)	1,636,343
Quality Bond Fund II - Primary Shares (FQB)
108,219 shares (cost $1,188,053)	1,276,980
VIP Energy Portfolio - Service Class 2 (FNRS2)
236,907 shares (cost $4,366,830)	4,607,842
VIP Equity-Income Portfolio - Service Class (FEIS)
162,187 shares (cost $2,821,750)	3,222,657

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
77,670 shares (cost $819,506)	865,241
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
217,169 shares (cost $2,113,197)	2,430,116
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
194,796 shares (cost $1,878,804)	2,117,432
VIP Growth Portfolio - Service Class (FGS)
49,504 shares (cost $1,975,781)	2,076,688
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
366,237 shares (cost $4,681,264)	4,739,111
VIP Mid Cap Portfolio - Service Class (FMCS)
220,228 shares (cost $5,860,882)	6,692,729
VIP Overseas Portfolio - Service Class R (FOSR)
116,282 shares (cost $1,727,673)	1,860,520
VIP Value Strategies Portfolio - Service Class (FVSS)
15,482 shares (cost $120,795)	171,540
Franklin Income Securities Fund - Class 2 (FTVIS2)
141,186 shares (cost $1,948,826)	2,127,668
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
90,438 shares (cost $1,659,988)	1,992,354
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
231,401 shares (cost $2,691,788)	4,299,423
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
147,910 shares (cost $1,302,513)	1,542,702
Templeton Foreign Securities Fund - Class 3 (TIF3)
129,001 shares (cost $1,419,494)	1,847,287
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
167,209 shares (cost $3,088,250)	3,257,228
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
119,280 shares (cost $816,331)	1,015,074
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
111,269 shares (cost $1,251,215)	1,218,399
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
14,147 shares (cost $159,816)	186,735
Socially Responsive Portfolio - I Class Shares (AMSRS)
51,562 shares (cost $674,488)	819,327
Global Securities Fund/VA - Class 3 (OVGS3)
83,592 shares (cost $2,118,898)	2,739,314
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
134,856 shares (cost $2,197,531)	3,232,502
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
67,191 shares (cost $978,459)	1,353,228
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
75,402 shares (cost $420,056)	427,532
All Asset Portfolio - Administrative Class (PMVAAA)
29,839 shares (cost $338,651)	339,569
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
69,377 shares (cost $811,506)	819,345
Low Duration Portfolio - Administrative Class (PMVLDA)
268,642 shares (cost $2,822,516)	2,895,958
Total Return Portfolio - Administrative Class (PMVTRA)
162,629 shares (cost $1,862,650)	1,878,361
Putnam VT Growth and Income Fund - Class IB (PVGIB)
588 shares (cost $8,643)	10,540
Putnam VT Voyager Fund - Class IB (PVTVB)
110 shares (cost $3,371)	3,986
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
11,878 shares (cost $441,396)	430,939
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
134 shares (cost $1,678)	1,699

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Health Sciences Fund, Inc. (TRHS)
283 shares (cost $11,852)	11,659
Health Sciences Portfolio - II (TRHS2)
71,727 shares (cost $1,429,648)	1,481,157
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
40,637 shares (cost $1,210,013)	1,183,757
Variable Insurance Portfolios - Asset Strategy (WRASP)
484,554 shares (cost $4,833,229)	5,197,280
Variable Insurance Portfolios - Balanced (WRBP)
408 shares (cost $3,708)	3,820
Variable Insurance Portfolios - Bond (WRBDP)
265 shares (cost $1,516)	1,562
Variable Insurance Portfolios - Core Equity (WRCEP)
276 shares (cost $3,258)	3,420
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
182 shares (cost $1,007)	919
Variable Insurance Portfolios - Growth (WRGP)
310 shares (cost $3,162)	3,289
Variable Insurance Portfolios - High Income (WRHIP)
125,647 shares (cost $460,894)	476,842
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,788 shares (cost $56,816)	57,956
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
725 shares (cost $3,591)	3,656
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
293 shares (cost $1,552)	1,594
Variable Insurance Portfolios - Science and Technology (WRSTP)
95 shares (cost $1,582)	1,722
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
106 shares (cost $1,008)	1,013
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
55,871 shares (cost $422,667)	440,265

Total Investments	$296,290,389

Accounts Receivable-Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	5
Accounts Receivable-Putnam VT Voyager Fund - Class IB (PVTVB)	6
Accounts Receivable-Variable Insurance Portfolios - Bond (WRBDP)	4
Accounts Receivable-Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2
Accounts Receivable-Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2

Other Accounts Payable	(7,477)
Accounts Payable-Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	(5)
Accounts Payable-NVIT Money Market Fund - Class V (SAM5)	(9,656)
Accounts Payable-Variable Insurance Portfolios - Balanced (WRBP)	(6)
Accounts Payable-Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(4)

$296,273,260

Contract Owners’ Equity:
Accumulation units	296,273,260

Total Contract Owners’ Equity (note 8)	$296,273,260

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DFVGB	DSIF	FTVIS1
Reinvested dividends	$4,526,496	2	322	4,155	52,263	45	74,579	694

Net investment income (loss)	4,526,496	2	322	4,155	52,263	45	74,579	694

Realized gain (loss) on investments	5,716,632	8	72	93	38,429	(1)	438,966	(17)
Change in unrealized gain (loss) on investments	21,167,570	218	29	4,758	271,088	(63)	(176,004)	917

Net gain (loss) on investments	26,884,202	226	101	4,851	309,517	(64)	262,962	900

Reinvested capital gains	4,311,167	1	-	791	10,687	38	161,362	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,721,865	229	423	9,797	372,467	19	498,903	1,594

Investment Activity:	FTVFA1	FTVGB1	GVGMNS	IVKMG1	JACAS	JAGTS	JAIGS	MIGIC
Reinvested dividends	$-	1,180	-	-	10,523	-	18,800	3,687

Net investment income (loss)	-	1,180	-	-	10,523	-	18,800	3,687

Realized gain (loss) on investments	103	(108)	5	(2,655)	273,644	(2,623)	(123,283)	12,713
Change in unrealized gain (loss) on investments	1,869	6,963	68	(12,463)	132,522	2,612	(251,147)	74,727

Net gain (loss) on investments	1,972	6,855	73	(15,118)	406,166	(11)	(374,430)	87,440

Reinvested capital gains	-	29	5	262	-	-	337,747	38,440

Net increase (decrease) in contract owners’ equity resulting from operations	$1,972	8,064	78	(14,856)	416,689	(11)	(17,883)	129,567

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI	NVAMV1	GVAAA2	GVABD2
Reinvested dividends	$26	-	82,088	2,162	21,217	46,435	46,029	22,272

Net investment income (loss)	26	-	82,088	2,162	21,217	46,435	46,029	22,272

Realized gain (loss) on investments	3	(102)	316,334	8,105	9,299	70,730	243,765	25,356
Change in unrealized gain (loss) on investments	134	314	330,912	24,159	15,193	351,586	152,329	1,308

Net gain (loss) on investments	137	212	647,246	32,264	24,492	422,316	396,094	26,664

Reinvested capital gains	-	43	38,054	-	-	195,602	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$163	255	767,388	34,426	45,709	664,353	442,123	48,936

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM3	GIG3	NVIE6	NVNMO1
Reinvested dividends	$16,404	7,240	11,217	262,007	14,444	2,454	3,451	11,032

Net investment income (loss)	16,404	7,240	11,217	262,007	14,444	2,454	3,451	11,032

Realized gain (loss) on investments	1,150	(28,660)	29,334	4,252	200,635	(2,382)	13,454	8,743
Change in unrealized gain (loss) on investments	364,330	553,174	120,984	249,073	287,139	36,372	63,750	37,013

Net gain (loss) on investments	365,480	524,514	150,318	253,325	487,774	33,990	77,204	45,756

Reinvested capital gains	-	-	-	-	-	-	-	49,035

Net increase (decrease) in contract owners’ equity resulting from operations	$381,884	531,754	161,535	515,332	502,218	36,444	80,655	105,823

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$24,386	25,932	22,220	40,842	28,793	85,268	204,543	9,145

Net investment income (loss)	24,386	25,932	22,220	40,842	28,793	85,268	204,543	9,145

Realized gain (loss) on investments	151,827	25,941	9,407	80,952	4,743	102,191	614,856	9,315
Change in unrealized gain (loss) on investments	70,789	191,299	92,994	211,361	51,858	409,559	909,621	24,815

Net gain (loss) on investments	222,616	217,240	102,401	292,313	56,601	511,750	1,524,477	34,130

Reinvested capital gains	-	97,498	17,045	41,709	22,941	89,774	411,598	9,462

Net increase (decrease) in contract owners’ equity resulting from operations	$247,002	340,670	141,666	374,864	108,335	686,792	2,140,618	52,737

Investment Activity:	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX6	GVIDA	NVDBL2
Reinvested dividends	$27,700	3,326	29,420	90,341	644	12,404	109,084	35,846

Net investment income (loss)	27,700	3,326	29,420	90,341	644	12,404	109,084	35,846

Realized gain (loss) on investments	6,091	566	100,332	(1,535)	2,350	(50,342)	(23,178)	18,442
Change in unrealized gain (loss) on investments	27,493	1,330	140,980	(110,401)	258	105,655	963,991	86,705

Net gain (loss) on investments	33,584	1,896	241,312	(111,936)	2,608	55,313	940,813	105,147

Reinvested capital gains	5,750	1,760	-	129,206	-	-	-	21,954

Net increase (decrease) in contract owners’ equity resulting from operations	$67,034	6,982	270,732	107,611	3,252	67,717	1,049,897	162,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3
Reinvested dividends	$8,938	20,076	388,451	605,228	25,330	24,460	1	12,390

Net investment income (loss)	8,938	20,076	388,451	605,228	25,330	24,460	1	12,390

Realized gain (loss) on investments	12,465	34,695	(274,232)	(755,689)	26,435	218,168	-	86,506
Change in unrealized gain (loss) on investments	30,140	(8,850)	2,246,370	4,668,023	52,373	(38,083)	-	201,710

Net gain (loss) on investments	42,605	25,845	1,972,138	3,912,334	78,808	180,085	-	288,216

Reinvested capital gains	5,927	17,355	-	-	6,071	148,892	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,470	63,276	2,360,589	4,517,562	110,209	353,437	1	300,606

Investment Activity:	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF
Reinvested dividends	$4,622	19,347	22,300	-	9	20,690	-	7,479

Net investment income (loss)	4,622	19,347	22,300	-	9	20,690	-	7,479

Realized gain (loss) on investments	(60,924)	81,503	23,356	134,449	-	69,248	271,412	25,524
Change in unrealized gain (loss) on investments	234,946	365,207	212,717	(22,711)	2	5,635	(54,833)	126,568

Net gain (loss) on investments	174,022	446,710	236,073	111,738	2	74,883	216,579	152,092

Reinvested capital gains	-	95,658	-	251,122	54	172,289	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$178,644	561,715	258,373	362,860	65	267,862	216,579	159,571

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP
Reinvested dividends	$2,867	64,480	105	13,503	83,878	513	278	392

Net investment income (loss)	2,867	64,480	105	13,503	83,878	513	278	392

Realized gain (loss) on investments	(579)	82,817	23	8,344	179,189	84	1,015	151
Change in unrealized gain (loss) on investments	270,301	147,909	(32)	18,468	1,732,745	770	14	6

Net gain (loss) on investments	269,722	230,726	(9)	26,812	1,911,934	854	1,029	157

Reinvested capital gains	-	-	-	-	-	-	304	67

Net increase (decrease) in contract owners’ equity resulting from operations	$272,589	295,206	96	40,315	1,995,812	1,367	1,611	616

Investment Activity:	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	ALVSVA
Reinvested dividends	$222	5,137	2,219	133	46,209	31,002	46,756	6,503

Net investment income (loss)	222	5,137	2,219	133	46,209	31,002	46,756	6,503

Realized gain (loss) on investments	13	490	1	135	3,778	72,243	758,562	84,742
Change in unrealized gain (loss) on investments	(163)	4,639	3,673	(14)	261,913	312,488	(605,432)	67,733

Net gain (loss) on investments	(150)	5,129	3,674	121	265,691	384,731	153,130	152,475

Reinvested capital gains	122	-	-	25	31,941	-	475,940	37,897

Net increase (decrease) in contract owners’ equity resulting from operations	$194	10,266	5,893	279	343,841	415,733	675,826	196,875

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$79,903	44,773	10,812	65,177	63,492	36,249	94,875	15,200

Net investment income (loss)	79,903	44,773	10,812	65,177	63,492	36,249	94,875	15,200

Realized gain (loss) on investments	124,554	153,480	141,603	244,447	11,395	346,484	(96,467)	86,014
Change in unrealized gain (loss) on investments	(51,652)	26,389	104,172	(135,254)	49,897	(167,223)	301,219	(8,912)

Net gain (loss) on investments	72,902	179,869	245,775	109,193	61,292	179,261	204,752	77,102

Reinvested capital gains	72,608	104,039	83,879	-	-	-	202,114	11,987

Net increase (decrease) in contract owners’ equity resulting from operations	$225,413	328,681	340,466	174,370	124,784	215,510	501,741	104,289

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS	FTVIS2
Reinvested dividends	$46,065	41,512	10,397	104,701	34,686	33,009	816	130,375

Net investment income (loss)	46,065	41,512	10,397	104,701	34,686	33,009	816	130,375

Realized gain (loss) on investments	(14,945)	126,727	68,250	85,328	47,937	(204,423)	(12)	(20,272)
Change in unrealized gain (loss) on investments	217,238	121,874	186,202	(46,457)	349,565	501,085	37,356	130,294

Net gain (loss) on investments	202,293	248,601	254,452	38,871	397,502	296,662	37,344	110,022

Reinvested capital gains	27,733	18,642	-	125,283	532,273	5,991	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$276,091	308,755	264,849	268,855	964,461	335,662	38,160	240,397

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMTB	AMFAS
Reinvested dividends	$35,520	43,736	22,802	53,699	204,190	25,407	36,093	-

Net investment income (loss)	35,520	43,736	22,802	53,699	204,190	25,407	36,093	-

Realized gain (loss) on investments	6,159	324,000	(43,982)	74,000	194,957	20,277	(10,134)	275
Change in unrealized gain (loss) on investments	180,742	357,295	212,880	171,826	82,777	85,125	27,628	10,623

Net gain (loss) on investments	186,901	681,295	168,898	245,826	277,734	105,402	17,494	10,898

Reinvested capital gains	-	-	-	-	5,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$222,421	725,031	191,700	299,525	487,091	130,809	53,587	10,898

Investment Activity:	AMSRS	OVGS3	OVGI	OVSC	OVSB	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$1,839	54,490	30,206	8,007	-	8,182	41,746	62,145

Net investment income (loss)	1,839	54,490	30,206	8,007	-	8,182	41,746	62,145

Realized gain (loss) on investments	(17,029)	(46,766)	44,201	230,881	64	472	19,852	29,891
Change in unrealized gain (loss) on investments	102,956	481,661	415,387	(9,890)	7,476	918	(41,515)	102,124

Net gain (loss) on investments	85,927	434,895	459,588	220,991	7,540	1,390	(21,663)	132,015

Reinvested capital gains	-	-	-	-	-	-	18,473	-

Net increase (decrease) in contract owners’ equity resulting from operations	$87,766	489,385	489,794	228,998	7,540	9,572	38,556	194,160

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVTRA	PVGIB	PVTVB	ACEG	AVMCCI	TRBCG2	TRHS	TRHS2
Reinvested dividends	$26,661	167	12	-	1	-	37	-

Net investment income (loss)	26,661	167	12	-	1	-	37	-

Realized gain (loss) on investments	2,270	(102)	90	(6,292)	10	27	113	27,086
Change in unrealized gain (loss) on investments	18,746	1,648	393	(10,457)	20	-	(193)	52,405

Net gain (loss) on investments	21,016	1,546	483	(16,749)	30	27	(80)	79,491

Reinvested capital gains	34,229	-	-	-	11	-	443	26,639

Net increase (decrease) in contract owners’ equity resulting from operations	$81,906	1,713	495	(16,749)	42	27	400	106,130

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRGNR	WRGP	WRHIP
Reinvested dividends	$6,883	54,596	5	36	-	-	-	173

Net investment income (loss)	6,883	54,596	5	36	-	-	-	173

Realized gain (loss) on investments	(7,736)	59,635	13	7	1	(8)	1	2,389
Change in unrealized gain (loss) on investments	(26,256)	726,863	106	12	162	(10)	127	15,945

Net gain (loss) on investments	(33,992)	786,498	119	19	163	(18)	128	18,334

Reinvested capital gains	11,485	-	20	9	-	38	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,624)	841,094	144	64	163	20	128	18,507

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP	WFVSCG	JAGTS2	JAIGS2
Reinvested dividends	$-	28	8	-	-	-	-	-

Net investment income (loss)	-	28	8	-	-	-	-	-

Realized gain (loss) on investments	18	3	12	8	19	25,702	10,065	161,325
Change in unrealized gain (loss) on investments	1,115	178	57	200	17	(14,894)	21,907	234,790

Net gain (loss) on investments	1,133	181	69	208	36	10,808	31,972	396,115

Reinvested capital gains	81	139	26	85	18	24,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,214	348	103	293	54	35,725	31,972	396,115

Investment Activity:	AVCA	AVCDI	VWHAR	OVHI3	OVHI
Reinvested dividends	$-	-	-	65,009	4,636

Net investment income (loss)	-	-	-	65,009	4,636

Realized gain (loss) on investments	37,247	129,544	(251,225)	1,518	(73,570)
Change in unrealized gain (loss) on investments	23,438	(19,562)	226,246	(17,939)	72,297

Net gain (loss) on investments	60,685	109,982	(24,979)	(16,421)	(1,273)

Reinvested capital gains	-	-	80,381	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,685	109,982	55,402	48,588	3,363

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAA		ACVIP1		BRVGA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,526,496	4,839,920	2	-	322	-	4,155	-
Realized gain (loss) on investments	5,716,632	1,991,077	8	-	72	-	93	-
Change in unrealized gain (loss) on investments	21,167,570	(16,340,584)	218	-	29	-	4,758	-
Reinvested capital gains	4,311,167	895,547	1	-	-	-	791	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,721,865	(8,614,040)	229	-	423	-	9,797	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,412,192	39,286,981	511	-	23,180	-	223,482	-
Transfers between funds	-	-	4,573	-	3,636	-	50,716	-
Surrenders (note 6)	(22,742,328)	(13,605,046)	-	-	-	-	-	-
Death Benefits (note 4)	(194,097)	(732,047)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(558,837)	(797,811)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,414,059)	(2,261,646)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,367,997)	(17,252,657)	(225)	-	(1,184)	-	(7,741)	-
Asset charges (note 3)	(1,154,228)	(1,111,879)	(8)	-	(55)	-	(546)	-
Adjustments to maintain reserves	8,864	24,196	6	-	(2)	-	(1)	-

Net equity transactions	(11,010,490)	3,550,091	4,857	-	25,575	-	265,910	-

Net change in contract owners’ equity	24,711,375	(5,063,949)	5,086	-	25,998	-	275,707	-
Contract owners’ equity beginning of period	271,561,885	276,625,834	-	-	-	-	-	-

Contract owners’ equity end of period	$296,273,260	271,561,885	5,086	-	25,998	-	275,707	-

CHANGES IN UNITS:
Beginning units	22,723,086	22,444,620	-	-	-	-	-	-
Units purchased	4,617,600	4,339,871	522	-	2,793	-	27,578	-
Units redeemed	(5,321,206)	(4,061,405)	(26)	-	(305)	-	(829)	-

Ending units	22,019,480	22,723,086	496	-	2,488	-	26,749	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA2		DFVGB		DSIF		FTVIS1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$52,263	83,403	45	-	74,579	56,607	694	-
Realized gain (loss) on investments	38,429	38,317	(1)	-	438,966	23,213	(17)	-
Change in unrealized gain (loss) on investments	271,088	(358,543)	(63)	-	(176,004)	(24,053)	917	-
Reinvested capital gains	10,687	85,426	38	-	161,362	18,880	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,467	(151,397)	19	-	498,903	74,647	1,594	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	353,068	419,787	31	-	367,795	429,595	15,434	-
Transfers between funds	75,589	990,501	2,959	-	27,208	138,986	13,149	-
Surrenders (note 6)	(714,775)	(204,649)	-	-	(151,937)	(289,001)	-	-
Death Benefits (note 4)	(236)	(92,141)	-	-	(276)	-	-	-
Net policy repayments (loans) (note 5)	(8,795)	(6,904)	-	-	21,800	3,695	-	-
Deductions for surrender charges (note 2d)	(22,850)	(11,978)	-	-	(22,194)	(49,865)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(181,442)	(163,075)	(279)	-	(212,660)	(206,240)	(1,279)	-
Asset charges (note 3)	(14,533)	(12,782)	(6)	-	(14,523)	(11,738)	(64)	-
Adjustments to maintain reserves	3	(12)	1	-	319	2	(6)	-

Net equity transactions	(513,971)	918,747	2,706	-	15,532	15,434	27,234	-

Net change in contract owners’ equity	(141,504)	767,350	2,725	-	514,435	90,081	28,828	-
Contract owners’ equity beginning of period	3,769,332	3,001,982	-	-	3,044,081	2,954,000	-	-

Contract owners’ equity end of period	$3,627,828	3,769,332	2,725	-	3,558,516	3,044,081	28,828	-

CHANGES IN UNITS:
Beginning units	292,178	224,255	-	-	254,190	251,299	-	-
Units purchased	35,287	93,699	293	-	37,548	51,014	2,830	-
Units redeemed	(72,150)	(25,776)	(28)	-	(34,996)	(48,123)	(129)	-

Ending units	255,315	292,178	265	-	256,742	254,190	2,701	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVFA1		FTVGB1		GVGMNS		IVKMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	1,180	-	-	-	-	-
Realized gain (loss) on investments	103	-	(108)	-	5	-	(2,655)	-
Change in unrealized gain (loss) on investments	1,869	-	6,963	-	68	-	(12,463)	-
Reinvested capital gains	-	-	29	-	5	-	262	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,972	-	8,064	-	78	-	(14,856)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,590	-	81,088	-	-	-	52,516	-
Transfers between funds	19,235	-	141,128	-	3,829	-	878,021	-
Surrenders (note 6)	-	-	-	-	-	-	(24,973)	-
Death Benefits (note 4)	-	-	-	-	-	-	(244)	-
Net policy repayments (loans) (note 5)	57	-	-	-	-	-	(9,045)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,302)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,445)	-	(4,026)	-	(255)	-	(28,751)	-
Asset charges (note 3)	(61)	-	(317)	-	(7)	-	(2,346)	-
Adjustments to maintain reserves	-	-	(3)	-	6	-	60	-

Net equity transactions	20,376	-	217,870	-	3,573	-	861,936	-

Net change in contract owners’ equity	22,348	-	225,934	-	3,651	-	847,080	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$22,348	-	225,934	-	3,651	-	847,080	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,225	-	21,338	-	380	-	93,628	-
Units redeemed	(147)	-	(418)	-	(26)	-	(7,434)	-

Ending units	2,078	-	20,920	-	354	-	86,194	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JACAS		JAGTS		JAIGS		MIGIC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,523	4,886	-	-	18,800	-	3,687	4,447
Realized gain (loss) on investments	273,644	202,359	(2,623)	-	(123,283)	-	12,713	5,402
Change in unrealized gain (loss) on investments	132,522	(329,663)	2,612	-	(251,147)	-	74,727	(5,213)
Reinvested capital gains	-	-	-	-	337,747	-	38,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	416,689	(122,418)	(11)	-	(17,883)	-	129,567	4,636

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	136,358	183,575	37,034	-	204,654	-	62,980	64,897
Transfers between funds	(151,061)	(530,320)	224,108	-	3,023,014	-	1,185	(19,816)
Surrenders (note 6)	(295,654)	(63,837)	-	-	(111,726)	-	(63,157)	(16,453)
Death Benefits (note 4)	(287)	(72,239)	-	-	-	-	-	(2,405)
Net policy repayments (loans) (note 5)	(16,985)	(5,388)	(741)	-	3,792	-	(57,202)	(2,624)
Deductions for surrender charges (note 2d)	(11,383)	(28,786)	-	-	(20,787)	-	(10,278)	(3,110)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,868)	(104,526)	(8,390)	-	(111,659)	-	(45,774)	(48,208)
Asset charges (note 3)	(7,018)	(6,916)	(452)	-	(6,947)	-	(3,784)	(3,781)
Adjustments to maintain reserves	1	6	17	-	997	-	94	(2)

Net equity transactions	(446,897)	(628,431)	251,576	-	2,981,338	-	(115,936)	(31,502)

Net change in contract owners’ equity	(30,208)	(750,849)	251,565	-	2,963,455	-	13,631	(26,866)
Contract owners’ equity beginning of period	1,734,168	2,485,017	-	-	-	-	789,858	816,724

Contract owners’ equity end of period	$1,703,960	1,734,168	251,565	-	2,963,455	-	803,489	789,858

CHANGES IN UNITS:
Beginning units	148,985	198,672	-	-	-	-	62,519	65,019
Units purchased	10,499	16,268	26,032	-	331,130	-	4,806	5,230
Units redeemed	(41,292)	(65,955)	(998)	-	(35,152)	-	(12,955)	(7,730)

Ending units	118,192	148,985	25,034	-	295,978	-	54,370	62,519

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVIVIC		MNDIC		MVFIC		MVIVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26	-	-	-	82,088	77,909	2,162	4,440
Realized gain (loss) on investments	3	-	(102)	-	316,334	319,329	8,105	5,226
Change in unrealized gain (loss) on investments	134	-	314	-	330,912	(431,930)	24,159	(18,638)
Reinvested capital gains	-	-	43	-	38,054	21,072	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	163	-	255	-	767,388	(13,620)	34,426	(8,972)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,716	-	142	-	429,638	496,436	26,232	3,412
Transfers between funds	888	-	14,063	-	(185,617)	(296,384)	(222,238)	63,365
Surrenders (note 6)	-	-	-	-	(441,636)	(388,898)	(8,500)	(1)
Death Benefits (note 4)	-	-	-	-	(673)	(11,387)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(1,825)	(96,625)	300	(70)
Deductions for surrender charges (note 2d)	-	-	-	-	(39,327)	(62,753)	(772)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(200)	-	(171)	-	(245,738)	(266,195)	(10,940)	(9,388)
Asset charges (note 3)	(6)	-	(10)	-	(18,756)	(18,911)	(893)	(745)
Adjustments to maintain reserves	(5)	-	(5)	-	20	2,167	(2)	4

Net equity transactions	3,393	-	14,019	-	(503,914)	(642,550)	(216,813)	56,577

Net change in contract owners’ equity	3,556	-	14,274	-	263,474	(656,170)	(182,387)	47,605
Contract owners’ equity beginning of period	-	-	-	-	4,840,953	5,497,123	422,457	374,852

Contract owners’ equity end of period	$3,556	-	14,274	-	5,104,427	4,840,953	240,070	422,457

CHANGES IN UNITS:
Beginning units	-	-	-	-	375,862	425,518	39,665	34,570
Units purchased	485	-	1,399	-	31,344	38,226	5,722	6,031
Units redeemed	(152)	-	(18)	-	(66,318)	(87,882)	(25,944)	(936)

Ending units	333	-	1,381	-	340,888	375,862	19,443	39,665

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVFI		MSVRE		NVAMV1		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,217	19,645	-	-	46,435	82,478	46,029	23,949
Realized gain (loss) on investments	9,299	4,923	-	-	70,730	4,638	243,765	(19,389)
Change in unrealized gain (loss) on investments	15,193	4,306	-	-	351,586	(69,473)	152,329	13,101
Reinvested capital gains	-	-	-	-	195,602	11,973	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,709	28,874	-	-	664,353	29,616	442,123	17,661

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	113,883	58,195	-	(3,195)	363,430	463,260	300,469	311,487
Transfers between funds	(101,681)	(26,278)	-	3,232	(292,931)	(88,759)	741,741	515,283
Surrenders (note 6)	(6,364)	(36,600)	-	-	(449,951)	(136,531)	(482,991)	(38,852)
Death Benefits (note 4)	(747)	-	-	-	(3,842)	(1,500)	-	-
Net policy repayments (loans) (note 5)	(9,996)	5,857	-	-	(34,952)	(33,691)	14,980	(19,522)
Deductions for surrender charges (note 2d)	(2,078)	(5,495)	-	-	(51,518)	(41,518)	(25,020)	(20,758)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,884)	(33,668)	-	(73)	(277,855)	(290,153)	(151,897)	(145,654)
Asset charges (note 3)	(2,120)	(2,191)	-	37	(18,703)	(18,356)	(11,171)	(7,902)
Adjustments to maintain reserves	32	10	-	(1)	10	5	(435)	119

Net equity transactions	(41,955)	(40,170)	-	-	(766,312)	(147,243)	385,676	594,201

Net change in contract owners’ equity	3,754	(11,296)	-	-	(101,959)	(117,627)	827,799	611,862
Contract owners’ equity beginning of period	539,231	550,527	-	-	4,802,770	4,920,397	2,378,926	1,767,064

Contract owners’ equity end of period	$542,985	539,231	-	-	4,700,811	4,802,770	3,206,725	2,378,926

CHANGES IN UNITS:
Beginning units	42,517	45,859	-	-	334,728	345,144	216,671	162,438
Units purchased	4,795	6,944	-	2	25,626	40,101	102,429	76,138
Units redeemed	(8,192)	(10,286)	-	(2)	(74,627)	(50,517)	(66,701)	(21,905)

Ending units	39,120	42,517	-	-	285,727	334,728	252,399	216,671

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,272	24,250	16,404	26,771	7,240	9,182	11,217	10,075
Realized gain (loss) on investments	25,356	30,584	1,150	167,111	(28,660)	(131,278)	29,334	(15,965)
Change in unrealized gain (loss) on investments	1,308	4,080	364,330	(398,161)	553,174	(41,354)	120,984	(20,186)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,936	58,914	381,884	(204,279)	531,754	(163,450)	161,535	(26,076)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	74,811	120,794	182,705	357,861	305,571	362,446	89,014	99,888
Transfers between funds	(14,865)	(112,209)	60,287	(144,859)	(282,063)	3,317	17,765	(75,731)
Surrenders (note 6)	(53,218)	(18,941)	(91,268)	(35,859)	(377,538)	(143,716)	(69,482)	(7,984)
Death Benefits (note 4)	-	-	-	-	(5,050)	-	-	-
Net policy repayments (loans) (note 5)	(6,795)	(41,069)	(20,864)	(39,972)	30,248	(96,574)	19,469	2,177
Deductions for surrender charges (note 2d)	(11,953)	(1,935)	(13,788)	(9,203)	(41,533)	(32,387)	(3,821)	(4,934)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,772)	(64,740)	(95,384)	(140,144)	(162,255)	(184,421)	(67,974)	(68,555)
Asset charges (note 3)	(3,744)	(3,898)	(7,086)	(10,725)	(11,976)	(12,202)	(4,280)	(4,065)
Adjustments to maintain reserves	3	1	346	866	(6)	7	335	5

Net equity transactions	(79,533)	(121,997)	14,948	(22,035)	(544,602)	(103,530)	(18,974)	(59,199)

Net change in contract owners’ equity	(30,597)	(63,083)	396,832	(226,314)	(12,848)	(266,980)	142,561	(85,275)
Contract owners’ equity beginning of period	1,000,130	1,063,213	1,756,709	1,983,023	3,219,984	3,486,964	951,442	1,036,717

Contract owners’ equity end of period	$969,533	1,000,130	2,153,541	1,756,709	3,207,136	3,219,984	1,094,003	951,442

CHANGES IN UNITS:
Beginning units	81,360	91,442	161,530	165,366	318,329	328,562	109,519	116,667
Units purchased	6,351	10,105	20,373	35,001	28,425	39,578	11,301	15,415
Units redeemed	(12,572)	(20,187)	(19,707)	(38,837)	(76,690)	(49,811)	(13,246)	(22,563)

Ending units	75,139	81,360	162,196	161,530	270,064	318,329	107,574	109,519

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM3		GIG3		NVIE6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$262,007	269,466	14,444	29,126	2,454	2,039	3,451	7,334
Realized gain (loss) on investments	4,252	385,637	200,635	(413,257)	(2,382)	(1,486)	13,454	32,427
Change in unrealized gain (loss) on investments	249,073	(444,486)	287,139	(603,775)	36,372	(18,553)	63,750	(107,290)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	515,332	210,617	502,218	(987,906)	36,444	(18,000)	80,655	(67,529)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	212,686	319,631	342,947	486,564	87,395	54,000	(6)	29,703
Transfers between funds	(1,966,129)	(59,690)	(715,349)	335,168	48,572	169,340	(50,677)	(99,367)
Surrenders (note 6)	(279,980)	(222,207)	(193,690)	(92,530)	(33,162)	(1,936)	(5,559)	(29,690)
Death Benefits (note 4)	-	-	(1,894)	(30,604)	-	-	-	-
Net policy repayments (loans) (note 5)	(12,844)	40,955	(10,912)	(67,550)	3,189	(365)	(1,894)	12,792
Deductions for surrender charges (note 2d)	(14,326)	(25,458)	(25,213)	(29,042)	(7,960)	(789)	(1,776)	(6,055)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,089)	(172,159)	(185,237)	(199,133)	(20,557)	(7,476)	(28,672)	(42,206)
Asset charges (note 3)	(13,414)	(12,435)	(13,876)	(13,756)	(1,069)	(351)	(2,114)	(2,742)
Adjustments to maintain reserves	1,687	(5,181)	6	(17)	3	2	(8)	(7)

Net equity transactions	(2,241,409)	(136,544)	(803,218)	389,100	76,411	212,425	(90,706)	(137,572)

Net change in contract owners’ equity	(1,726,077)	74,073	(301,000)	(598,806)	112,855	194,425	(10,051)	(205,101)
Contract owners’ equity beginning of period	5,020,170	4,946,097	3,377,235	3,976,041	194,425	-	587,037	792,138

Contract owners’ equity end of period	$3,294,093	5,020,170	3,076,235	3,377,235	307,280	194,425	576,986	587,037

CHANGES IN UNITS:
Beginning units	338,304	346,000	204,764	187,090	23,568	-	80,953	98,314
Units purchased	14,878	42,929	22,577	45,108	15,672	24,961	-	4,742
Units redeemed	(159,660)	(50,625)	(68,248)	(27,434)	(7,012)	(1,393)	(11,900)	(22,103)

Ending units	193,522	338,304	159,093	204,764	32,228	23,568	69,053	80,953

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,032	4,126	24,386	14,531	25,932	40,961	22,220	31,707
Realized gain (loss) on investments	8,743	25,894	151,827	143,656	25,941	56,447	9,407	24,081
Change in unrealized gain (loss) on investments	37,013	(120,082)	70,789	(241,834)	191,299	(266,190)	92,994	(72,113)
Reinvested capital gains	49,035	5,633	-	-	97,498	29,869	17,045	6,971

Net increase (decrease) in contract owners’ equity resulting from operations	105,823	(84,429)	247,002	(83,647)	340,670	(138,913)	141,666	(9,354)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,497	41,515	297,249	310,245	404,014	573,097	172,574	168,620
Transfers between funds	39,233	(42,514)	(221,314)	(48,229)	(38,443)	192,359	48,973	85,375
Surrenders (note 6)	(18)	(1,192)	(84,519)	(117,088)	(297,940)	(11,552)	(28,054)	(118,565)
Death Benefits (note 4)	-	-	(646)	(11,614)	-	-	-	-
Net policy repayments (loans) (note 5)	-	220	(14,997)	(14,557)	285,801	(18,887)	13,072	(20,048)
Deductions for surrender charges (note 2d)	(149)	(1,112)	(18,196)	(31,829)	(5,648)	(13,114)	(11,612)	(31,742)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,066)	(11,570)	(123,253)	(144,078)	(132,923)	(134,955)	(83,025)	(74,617)
Asset charges (note 3)	(1,328)	(1,385)	(10,289)	(10,503)	(10,681)	(9,221)	(4,939)	(4,102)
Adjustments to maintain reserves	(4)	6	(46)	(6,021)	-	3	2	8

Net equity transactions	50,165	(16,032)	(176,011)	(73,674)	204,180	577,730	106,991	4,929

Net change in contract owners’ equity	155,988	(100,461)	70,991	(157,321)	544,850	438,817	248,657	(4,425)
Contract owners’ equity beginning of period	629,061	729,522	2,185,948	2,343,269	2,020,034	1,581,217	1,233,253	1,237,678

Contract owners’ equity end of period	$785,049	629,061	2,256,939	2,185,948	2,564,884	2,020,034	1,481,910	1,233,253

CHANGES IN UNITS:
Beginning units	77,667	79,606	225,562	233,900	225,700	165,742	117,870	116,800
Units purchased	6,535	4,607	29,536	39,630	47,648	80,473	20,937	24,738
Units redeemed	(1,318)	(6,546)	(46,012)	(47,968)	(26,776)	(20,515)	(11,479)	(23,668)

Ending units	82,884	77,667	209,086	225,562	246,572	225,700	127,328	117,870

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$40,842	67,797	28,793	22,632	85,268	155,408	204,543	376,196
Realized gain (loss) on investments	80,952	185,803	4,743	12,688	102,191	381,053	614,856	24,087
Change in unrealized gain (loss) on investments	211,361	(358,534)	51,858	(41,169)	409,559	(685,325)	909,621	(1,298,496)
Reinvested capital gains	41,709	17,569	22,941	6,212	89,774	37,872	411,598	142,342

Net increase (decrease) in contract owners’ equity resulting from operations	374,864	(87,365)	108,335	363	686,792	(110,992)	2,140,618	(755,871)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	419,488	750,474	50,500	27,517	503,181	624,359	2,066,994	2,387,194
Transfers between funds	(479,208)	336,491	442,194	980,215	(166,627)	(786,348)	(537,490)	(36,897)
Surrenders (note 6)	(44,065)	(428,276)	(67,329)	(116,590)	(317,371)	(86,527)	(1,012,747)	(137,179)
Death Benefits (note 4)	-	-	-	-	-	-	(7,092)	-
Net policy repayments (loans) (note 5)	(11,671)	(84,753)	(26,869)	1,130	(13,740)	(27,629)	(77,377)	(95,734)
Deductions for surrender charges (note 2d)	(15,251)	(23,508)	(6,509)	(9,455)	(54,548)	(23,891)	(175,438)	(59,648)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(200,194)	(211,715)	(57,597)	(44,537)	(355,313)	(386,256)	(957,036)	(1,028,922)
Asset charges (note 3)	(13,853)	(13,229)	(3,807)	(2,556)	(24,695)	(24,757)	(69,791)	(67,736)
Adjustments to maintain reserves	2	12	7	(5)	2	(5)	(9)	(73)

Net equity transactions	(344,752)	325,496	330,590	835,719	(429,111)	(711,054)	(769,986)	961,005

Net change in contract owners’ equity	30,112	238,131	438,925	836,082	257,681	(822,046)	1,370,632	205,134
Contract owners’ equity beginning of period	2,933,475	2,695,344	1,254,680	418,598	5,684,393	6,506,439	14,869,537	14,664,403

Contract owners’ equity end of period	$2,963,587	2,933,475	1,693,605	1,254,680	5,942,074	5,684,393	16,240,169	14,869,537

CHANGES IN UNITS:
Beginning units	299,105	265,575	111,746	37,840	560,846	627,529	1,571,284	1,478,720
Units purchased	46,212	107,755	42,113	92,227	66,043	72,231	215,697	249,382
Units redeemed	(79,637)	(74,225)	(13,647)	(18,321)	(105,525)	(138,914)	(290,393)	(156,818)

Ending units	265,680	299,105	140,212	111,746	521,364	560,846	1,496,588	1,571,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMC1		NVCBD1		NVLCP1		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$9,145	13,951	27,700	26,857	3,326	2,280	29,420	24,397
Realized gain (loss) on investments	9,315	5,975	6,091	12,448	566	1,035	100,332	95,103
Change in unrealized gain (loss) on investments	24,815	(24,205)	27,493	19,750	1,330	2,054	140,980	(107,619)
Reinvested capital gains	9,462	3,290	5,750	-	1,760	83	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,737	(989)	67,034	59,055	6,982	5,452	270,732	11,881

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,721	38,493	66,798	88,562	7,425	5,055	240,480	274,986
Transfers between funds	(58,220)	155,947	14,439	(102,833)	48,327	(15,400)	(107,411)	(236,291)
Surrenders (note 6)	(4,202)	-	(15,633)	(58,580)	(494)	(2,253)	(121,408)	(119,509)
Death Benefits (note 4)	-	-	-	(20,248)	-	-	(671)	(9,542)
Net policy repayments (loans) (note 5)	(37,742)	194	(22,197)	(2,552)	-	-	(15,859)	(20,144)
Deductions for surrender charges (note 2d)	-	-	(5,138)	(6,510)	(493)	(385)	(30,713)	(29,838)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,598)	(32,956)	(45,954)	(48,858)	(4,138)	(3,838)	(139,865)	(156,377)
Asset charges (note 3)	(2,332)	(1,969)	(3,655)	(3,539)	(452)	(407)	(9,048)	(9,331)
Adjustments to maintain reserves	(2)	3	(13)	6	3	(2)	-	2,171

Net equity transactions	(100,375)	159,712	(11,353)	(154,552)	50,178	(17,230)	(184,495)	(303,875)

Net change in contract owners’ equity	(47,638)	158,723	55,681	(95,497)	57,160	(11,778)	86,237	(291,994)
Contract owners’ equity beginning of period	600,446	441,723	869,609	965,106	88,140	99,918	1,982,391	2,274,385

Contract owners’ equity end of period	$552,808	600,446	925,290	869,609	145,300	88,140	2,068,628	1,982,391

CHANGES IN UNITS:
Beginning units	55,905	41,011	70,437	83,327	6,592	7,949	176,655	203,747
Units purchased	3,500	20,339	7,021	7,849	3,926	538	20,733	25,165
Units redeemed	(12,671)	(5,445)	(7,904)	(20,739)	(398)	(1,895)	(35,990)	(52,257)

Ending units	46,734	55,905	69,554	70,437	10,120	6,592	161,398	176,655

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		CAF		GVIX6		GVIDA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$90,341	109,672	644	66	12,404	11,758	109,084	127,518
Realized gain (loss) on investments	(1,535)	(26,247)	2,350	(20)	(50,342)	(18,577)	(23,178)	(340,127)
Change in unrealized gain (loss) on investments	(110,401)	171,812	258	(884)	105,655	(51,163)	963,991	(67,970)
Reinvested capital gains	129,206	10,745	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,611	265,982	3,252	(838)	67,717	(57,982)	1,049,897	(280,579)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	444,547	517,768	8,978	487	52,792	28,585	981,874	1,230,094
Transfers between funds	509,252	(589,270)	93,648	13,571	82,488	190	(742,923)	(159,596)
Surrenders (note 6)	(280,209)	(188,437)	(48,524)	-	(95,942)	(11,967)	(428,616)	(347,116)
Death Benefits (note 4)	(903)	(30,056)	-	-	-	-	(43,905)	-
Net policy repayments (loans) (note 5)	(45,084)	(39,879)	-	-	15,126	(19,362)	(25,573)	(66,359)
Deductions for surrender charges (note 2d)	(41,354)	(33,135)	-	-	(3,350)	(296)	(88,924)	(63,505)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(246,303)	(239,056)	(3,803)	(411)	(14,445)	(16,808)	(446,322)	(489,516)
Asset charges (note 3)	(15,520)	(13,857)	(345)	(30)	(1,379)	(1,512)	(30,832)	(30,953)
Adjustments to maintain reserves	27	1,917	(1)	-	1	(2)	3	6

Net equity transactions	324,453	(614,005)	49,953	13,617	35,291	(21,172)	(825,218)	73,055

Net change in contract owners’ equity	432,064	(348,023)	53,205	12,779	103,008	(79,154)	224,679	(207,524)
Contract owners’ equity beginning of period	3,661,772	4,009,795	12,779	-	398,376	477,530	6,741,455	6,948,979

Contract owners’ equity end of period	$4,093,836	3,661,772	65,984	12,779	501,384	398,376	6,966,134	6,741,455

CHANGES IN UNITS:
Beginning units	258,480	303,580	1,393	-	48,262	50,495	558,744	553,304
Units purchased	65,508	34,716	5,318	1,442	13,726	3,882	91,536	101,858
Units redeemed	(43,581)	(79,816)	(403)	(49)	(10,640)	(6,115)	(152,134)	(96,418)

Ending units	280,407	258,480	6,308	1,393	51,348	48,262	498,146	558,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$35,846	9,761	8,938	6,893	20,076	28,923	388,451	458,390
Realized gain (loss) on investments	18,442	2,666	12,465	2,250	34,695	24,073	(274,232)	(198,721)
Change in unrealized gain (loss) on investments	86,705	(11,166)	30,140	(17,387)	(8,850)	(23,901)	2,246,370	(272,760)
Reinvested capital gains	21,954	595	5,927	315	17,355	4,185	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,947	1,856	57,470	(7,929)	63,276	33,280	2,360,589	(13,091)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,035	106,775	48,362	135,230	131,297	181,774	1,382,250	3,140,816
Transfers between funds	1,538,266	40,967	87,492	85,308	(104,052)	(46,333)	(662,093)	(82)
Surrenders (note 6)	(43,563)	(4,475)	(2,339)	(4,622)	(5,046)	(53,346)	(252,578)	(440,799)
Death Benefits (note 4)	-	-	-	-	(45,301)	-	(15,967)	-
Net policy repayments (loans) (note 5)	(315)	51	(20,941)	(5)	(17,152)	10,808	(30,627)	30,289
Deductions for surrender charges (note 2d)	(15,743)	-	(860)	-	(1,906)	(12,556)	(44,345)	(80,806)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,260)	(54,920)	(37,241)	(34,319)	(78,026)	(84,771)	(1,056,052)	(1,073,770)
Asset charges (note 3)	(3,558)	(1,777)	(2,261)	(1,498)	(5,519)	(5,617)	(72,956)	(68,087)
Adjustments to maintain reserves	1	6	(6)	(4)	-	1	7	9

Net equity transactions	1,467,863	86,627	72,206	180,090	(125,705)	(10,040)	(752,361)	1,507,570

Net change in contract owners’ equity	1,630,810	88,483	129,676	172,161	(62,429)	23,240	1,608,228	1,494,479
Contract owners’ equity beginning of period	519,296	430,813	421,756	249,595	1,223,480	1,200,240	22,200,616	20,706,137

Contract owners’ equity end of period	$2,150,106	519,296	551,432	421,756	1,161,051	1,223,480	23,808,844	22,200,616

CHANGES IN UNITS:
Beginning units	40,269	33,703	31,138	18,255	94,469	95,390	1,745,290	1,627,142
Units purchased	123,849	11,482	9,707	15,540	10,388	16,502	108,525	245,449
Units redeemed	(11,694)	(4,916)	(4,576)	(2,657)	(19,620)	(17,423)	(164,719)	(127,301)

Ending units	152,424	40,269	36,269	31,138	85,237	94,469	1,689,096	1,745,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		MCIF		SAM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$605,228	692,145	25,330	33,007	24,460	18,445	1	6
Realized gain (loss) on investments	(755,689)	(1,052,175)	26,435	114,515	218,168	37,945	-	-
Change in unrealized gain (loss) on investments	4,668,023	(349,102)	52,373	(113,920)	(38,083)	(172,183)	-	-
Reinvested capital gains	-	-	6,071	-	148,892	35,130	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,517,562	(709,132)	110,209	33,602	353,437	(80,663)	1	6

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,644,833	5,551,573	133,214	165,882	319,190	214,830	2,109,792	3,972,325
Transfers between funds	(132,088)	(423,416)	55,824	(129,530)	(189,017)	223,272	2,500,829	(1,590,515)
Surrenders (note 6)	(1,965,475)	(2,506,553)	(33,986)	(146,977)	(231,158)	(79,397)	(2,809,876)	(1,989,284)
Death Benefits (note 4)	(35,221)	(36,439)	-	-	-	-	(4,908)	(11,669)
Net policy repayments (loans) (note 5)	(234,228)	(82,689)	(3,136)	(2,817)	3,823	(34,048)	477,257	966,586
Deductions for surrender charges (note 2d)	(293,995)	(250,813)	(2,817)	(41,940)	(20,173)	(11,904)	(154,538)	(163,462)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,089,268)	(2,258,432)	(118,344)	(135,777)	(104,839)	(110,228)	(924,739)	(1,047,607)
Asset charges (note 3)	(149,615)	(144,353)	(6,058)	(6,019)	(8,667)	(8,414)	(62,387)	(67,552)
Adjustments to maintain reserves	14	(20)	-	-	1,249	(8,139)	1	1

Net equity transactions	(255,043)	(151,142)	24,697	(297,178)	(229,592)	185,972	1,131,431	68,823

Net change in contract owners’ equity	4,262,519	(860,274)	134,906	(263,576)	123,845	105,309	1,131,432	68,829
Contract owners’ equity beginning of period	32,833,717	33,693,991	1,359,396	1,622,972	2,157,008	2,051,699	8,742,381	8,673,552

Contract owners’ equity end of period	$37,096,236	32,833,717	1,494,302	1,359,396	2,280,853	2,157,008	9,873,813	8,742,381

CHANGES IN UNITS:
Beginning units	2,631,844	2,643,369	104,485	127,316	148,481	137,639	761,394	755,400
Units purchased	348,646	426,026	13,942	12,835	17,899	29,229	530,942	405,071
Units redeemed	(366,641)	(437,551)	(12,120)	(35,666)	(32,727)	(18,387)	(432,403)	(399,077)

Ending units	2,613,849	2,631,844	106,307	104,485	133,653	148,481	859,933	761,394

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM5		NVMIG3		GVDIV3		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	12,390	28,716	4,622	29,882	19,347	266
Realized gain (loss) on investments	-	-	86,506	165,624	(60,924)	(22,652)	81,503	165,094
Change in unrealized gain (loss) on investments	-	-	201,710	(400,736)	234,946	(267,002)	365,207	(275,432)
Reinvested capital gains	-	-	-	-	-	-	95,658	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	300,606	(206,396)	178,644	(259,772)	561,715	(110,072)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	762,487	-	270,663	304,451	145,834	172,804	276,006	583,371
Transfers between funds	226,819	-	(109,359)	(259,382)	(169,241)	16,636	(36,812)	(155,957)
Surrenders (note 6)	(30,786)	-	(87,035)	(128,915)	(143,382)	(73,640)	(107,565)	(107,030)
Death Benefits (note 4)	-	-	(855)	(7,510)	-	(2,132)	(603)	(3,874)
Net policy repayments (loans) (note 5)	47	-	(18,471)	(21,983)	(38,458)	29,908	(60,222)	(37,848)
Deductions for surrender charges (note 2d)	-	-	(21,176)	(35,626)	(18,719)	(10,140)	(24,441)	(29,515)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,822)	-	(138,087)	(162,633)	(71,484)	(89,600)	(186,367)	(203,524)
Asset charges (note 3)	(2,220)	-	(8,850)	(9,711)	(5,326)	(6,093)	(13,594)	(13,041)
Adjustments to maintain reserves	(5)	-	14	2,154	6	1	(4)	1,296

Net equity transactions	917,520	-	(113,156)	(319,155)	(300,770)	37,744	(153,602)	33,878

Net change in contract owners’ equity	917,520	-	187,450	(525,551)	(122,126)	(222,028)	408,113	(76,194)
Contract owners’ equity beginning of period	-	-	1,925,390	2,450,941	1,355,681	1,577,709	3,494,072	3,570,266

Contract owners’ equity end of period	$917,520	-	2,112,840	1,925,390	1,233,555	1,355,681	3,902,185	3,494,072

CHANGES IN UNITS:
Beginning units	-	-	222,325	256,504	151,058	147,472	377,197	374,210
Units purchased	150,926	-	30,410	33,500	16,104	21,559	33,167	80,604
Units redeemed	(59,174)	-	(42,015)	(67,679)	(49,919)	(17,973)	(48,330)	(77,617)

Ending units	91,752	-	210,720	222,325	117,243	151,058	362,034	377,197

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,300	17,446	-	-	9	-	20,690	14,667
Realized gain (loss) on investments	23,356	16,976	134,449	161,989	-	-	69,248	130,969
Change in unrealized gain (loss) on investments	212,717	(177,871)	(22,711)	(277,454)	2	-	5,635	(196,052)
Reinvested capital gains	-	52,932	251,122	-	54	-	172,289	7,409

Net increase (decrease) in contract owners’ equity resulting from operations	258,373	(90,517)	362,860	(115,465)	65	-	267,862	(43,007)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	124,803	136,484	258,969	298,708	394	-	192,186	228,718
Transfers between funds	32,761	26,860	(150,466)	(72,306)	465	-	(58,036)	(172,322)
Surrenders (note 6)	(74,132)	(23,544)	(86,770)	(107,074)	-	-	(68,289)	(120,899)
Death Benefits (note 4)	-	(1,564)	(415)	(5,672)	-	-	(589)	(9,500)
Net policy repayments (loans) (note 5)	(9,707)	(4,357)	(16,345)	(18,875)	23	-	(20,915)	(16,704)
Deductions for surrender charges (note 2d)	(10,629)	(8,080)	(21,712)	(28,913)	-	-	(13,428)	(23,512)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,477)	(86,209)	(165,967)	(178,603)	(296)	-	(105,625)	(119,135)
Asset charges (note 3)	(6,219)	(5,993)	(11,111)	(10,956)	(3)	-	(7,521)	(7,732)
Adjustments to maintain reserves	1	(1)	6	1,086	-	-	7	1,885

Net equity transactions	(23,599)	33,596	(193,811)	(122,605)	583	-	(82,210)	(239,201)

Net change in contract owners’ equity	234,774	(56,921)	169,049	(238,070)	648	-	185,652	(282,208)
Contract owners’ equity beginning of period	1,478,312	1,535,233	2,463,301	2,701,371	-	-	1,668,050	1,950,258

Contract owners’ equity end of period	$1,713,086	1,478,312	2,632,350	2,463,301	648	-	1,853,702	1,668,050

CHANGES IN UNITS:
Beginning units	171,204	167,431	254,093	266,837	-	-	161,898	184,895
Units purchased	16,902	18,286	26,757	30,159	91	-	19,264	22,257
Units redeemed	(19,705)	(14,513)	(44,564)	(42,903)	(30)	-	(26,522)	(45,254)

Ending units	168,401	171,204	236,286	254,093	61	-	154,640	161,898

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	7,479	3,823	2,867	10,441	64,480	106,531
Realized gain (loss) on investments	271,412	1,586	25,524	13,790	(579)	(74,118)	82,817	(23,111)
Change in unrealized gain (loss) on investments	(54,833)	(85,430)	126,568	(63,022)	270,301	(53,594)	147,909	48,073
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	216,579	(83,844)	159,571	(45,409)	272,589	(117,271)	295,206	131,493

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	65,981	119,806	54,612	70,178	166,608	248,271	193,611	174,925
Transfers between funds	(505,625)	705,421	47,244	(50,037)	(114,514)	(79,735)	98,457	66,595
Surrenders (note 6)	(90,190)	(41,040)	(70,685)	(19,500)	(216,387)	(76,081)	(366,769)	(74,480)
Death Benefits (note 4)	-	-	-	-	-	(953)	-	-
Net policy repayments (loans) (note 5)	(100,942)	(9,954)	(13,929)	(21,185)	2,656	(20,213)	26,750	(56,705)
Deductions for surrender charges (note 2d)	(17,308)	(7,047)	(10,995)	(9,832)	(17,489)	(8,489)	(14,587)	(4,884)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,954)	(74,013)	(45,275)	(48,857)	(106,737)	(120,564)	(140,734)	(117,760)
Asset charges (note 3)	(5,592)	(5,111)	(3,686)	(3,656)	(8,377)	(8,612)	(11,056)	(9,537)
Adjustments to maintain reserves	(5)	1	5	(3)	(34)	39	3	1

Net equity transactions	(728,635)	688,063	(42,709)	(82,892)	(294,274)	(66,337)	(214,325)	(21,845)

Net change in contract owners’ equity	(512,056)	604,219	116,862	(128,301)	(21,685)	(183,608)	80,881	109,648
Contract owners’ equity beginning of period	1,664,476	1,060,257	788,607	916,908	1,869,054	2,052,662	2,510,764	2,401,116

Contract owners’ equity end of period	$1,152,420	1,664,476	905,469	788,607	1,847,369	1,869,054	2,591,645	2,510,764

CHANGES IN UNITS:
Beginning units	153,744	97,299	64,996	71,739	144,043	149,400	186,382	188,130
Units purchased	9,908	68,378	7,680	5,626	12,793	16,394	18,251	19,217
Units redeemed	(69,815)	(11,933)	(10,716)	(12,369)	(33,573)	(21,751)	(33,242)	(20,965)

Ending units	93,837	153,744	61,960	64,996	123,263	144,043	171,391	186,382

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$105	-	13,503	19,268	83,878	81,206	513	-
Realized gain (loss) on investments	23	-	8,344	1,793	179,189	7,647	84	-
Change in unrealized gain (loss) on investments	(32)	-	18,468	(4,840)	1,732,745	(389,963)	770	-
Reinvested capital gains	-	-	-	-	-	42,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96	-	40,315	16,221	1,995,812	(258,646)	1,367	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,351	-	62,778	65,488	1,259,651	1,321,834	19,541	-
Transfers between funds	(1,810)	-	(8,046)	7,960	(834,713)	(1,181,107)	10,787	-
Surrenders (note 6)	-	-	(232,252)	(73,355)	(702,920)	(563,568)	-	-
Death Benefits (note 4)	-	-	(2,077)	-	(1,288)	(86,163)	-	-
Net policy repayments (loans) (note 5)	-	-	32,285	23,183	(62,424)	(74,121)	-	-
Deductions for surrender charges (note 2d)	-	-	(12,638)	(4,916)	(113,340)	(84,839)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(382)	-	(71,827)	(70,327)	(722,644)	(759,042)	(2,935)	-
Asset charges (note 3)	(18)	-	(4,214)	(4,346)	(46,844)	(45,968)	(58)	-
Adjustments to maintain reserves	(4)	-	(295)	8,633	(1)	(22)	3	-

Net equity transactions	12,137	-	(236,286)	(47,680)	(1,224,523)	(1,472,996)	27,338	-

Net change in contract owners’ equity	12,233	-	(195,971)	(31,459)	771,289	(1,731,642)	28,705	-
Contract owners’ equity beginning of period	-	-	1,192,626	1,224,085	11,088,501	12,820,143	-	-

Contract owners’ equity end of period	$12,233	-	996,655	1,192,626	11,859,790	11,088,501	28,705	-

CHANGES IN UNITS:
Beginning units	-	-	107,935	112,220	798,211	902,250	-	-
Units purchased	1,418	-	10,445	14,523	75,212	94,589	3,037	-
Units redeemed	(217)	-	(31,251)	(18,808)	(154,096)	(198,628)	(298)	-

Ending units	1,201	-	87,129	107,935	719,327	798,211	2,739	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$278	-	392	-	222	-	5,137	-
Realized gain (loss) on investments	1,015	-	151	-	13	-	490	-
Change in unrealized gain (loss) on investments	14	-	6	-	(163)	-	4,639	-
Reinvested capital gains	304	-	67	-	122	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,611	-	616	-	194	-	10,266	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,453	-	17,280	-	23,821	-	113,822	-
Transfers between funds	(14,453)	-	9,157	-	3,650	-	184,441	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(71)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,836)	-	(4,092)	-	(2,586)	-	(14,218)	-
Asset charges (note 3)	(38)	-	(52)	-	(36)	-	(642)	-
Adjustments to maintain reserves	(4)	-	(1)	-	(4)	-	(1)	-

Net equity transactions	13,051	-	22,292	-	24,845	-	283,402	-

Net change in contract owners’ equity	14,662	-	22,908	-	25,039	-	293,668	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$14,662	-	22,908	-	25,039	-	293,668	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,700	-	2,616	-	2,733	-	29,839	-
Units redeemed	(4,279)	-	(412)	-	(284)	-	(1,472)	-

Ending units	1,421	-	2,204	-	2,449	-	28,367	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDMAP		NVDMCP		NVTIV3		EIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,219	-	133	-	46,209	56,780	31,002	33,681
Realized gain (loss) on investments	1	-	135	-	3,778	29,841	72,243	(13,562)
Change in unrealized gain (loss) on investments	3,673	-	(14)	-	261,913	(345,018)	312,488	(78,893)
Reinvested capital gains	-	-	25	-	31,941	2,203	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,893	-	279	-	343,841	(256,194)	415,733	(58,774)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	103,387	-	3,658	-	267,057	294,042	260,584	305,592
Transfers between funds	18,173	-	4,925	-	(149,394)	(203,415)	(111,836)	(97,385)
Surrenders (note 6)	(490)	-	-	-	(48,699)	(120,191)	(210,868)	(91,610)
Death Benefits (note 4)	-	-	-	-	(841)	(8,741)	(853)	(3,057)
Net policy repayments (loans) (note 5)	78	-	-	-	(9,477)	(16,565)	(37,056)	(13,825)
Deductions for surrender charges (note 2d)	-	-	-	-	(18,050)	(32,850)	(33,761)	(24,824)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,171)	-	(2,074)	-	(127,781)	(153,322)	(144,694)	(158,185)
Asset charges (note 3)	(255)	-	(24)	-	(8,108)	(9,141)	(10,587)	(10,437)
Adjustments to maintain reserves	4	-	2	-	11	2,969	(6)	1,086

Net equity transactions	112,726	-	6,487	-	(95,282)	(247,214)	(289,077)	(92,645)

Net change in contract owners’ equity	118,619	-	6,766	-	248,559	(503,408)	126,656	(151,419)
Contract owners’ equity beginning of period	-	-	-	-	1,767,015	2,270,423	2,411,231	2,562,650

Contract owners’ equity end of period	$118,619	-	6,766	-	2,015,574	1,767,015	2,537,887	2,411,231

CHANGES IN UNITS:
Beginning units	-	-	-	-	145,564	163,794	218,564	226,889
Units purchased	12,618	-	865	-	21,462	23,321	19,348	26,711
Units redeemed	(1,258)	-	(207)	-	(28,155)	(41,551)	(43,723)	(35,036)

Ending units	11,360	-	658	-	138,871	145,564	194,189	218,564

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE1		ALVSVA		ACVIP2		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$46,756	35,479	6,503	5,810	79,903	100,546	44,773	23,802
Realized gain (loss) on investments	758,562	175,846	84,742	51,677	124,554	30,320	153,480	94,467
Change in unrealized gain (loss) on investments	(605,432)	20,457	67,733	(161,168)	(51,652)	113,888	26,389	(186,893)
Reinvested capital gains	475,940	16,383	37,897	-	72,608	28,600	104,039	46,885

Net increase (decrease) in contract owners’ equity resulting from operations	675,826	248,165	196,875	(103,681)	225,413	273,354	328,681	(21,739)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	534,084	356,668	60,300	58,392	234,874	228,248	169,940	230,809
Transfers between funds	(110,300)	27,934	(28,561)	20,479	893,810	390,985	308,093	48,140
Surrenders (note 6)	(390,581)	(177,991)	(152,086)	(20,079)	(519,187)	(84,456)	(112,670)	(80,313)
Death Benefits (note 4)	(2,329)	-	-	-	(316)	(804)	-	-
Net policy repayments (loans) (note 5)	6,689	(96,367)	(3,067)	(10,225)	(17,948)	37,053	(16,898)	(13,444)
Deductions for surrender charges (note 2d)	(44,884)	(65,084)	(3,571)	(1,543)	(17,357)	(14,312)	(11,683)	(11,124)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(253,443)	(222,049)	(32,120)	(33,382)	(147,977)	(113,794)	(103,683)	(96,849)
Asset charges (note 3)	(19,555)	(14,939)	(2,959)	(2,810)	(10,837)	(7,919)	(7,103)	(6,263)
Adjustments to maintain reserves	(1)	3	(5)	7	9	(279)	(103)	21

Net equity transactions	(280,320)	(191,825)	(162,069)	10,839	415,071	434,722	225,893	70,977

Net change in contract owners’ equity	395,506	56,340	34,806	(92,842)	640,484	708,076	554,574	49,238
Contract owners’ equity beginning of period	3,979,483	3,923,143	1,120,595	1,213,437	2,928,435	2,220,359	1,773,275	1,724,037

Contract owners’ equity end of period	$4,374,989	3,979,483	1,155,401	1,120,595	3,568,919	2,928,435	2,327,849	1,773,275

CHANGES IN UNITS:
Beginning units	388,504	407,900	107,736	106,874	203,460	172,382	114,467	110,517
Units purchased	53,530	48,286	8,317	11,042	74,067	53,829	25,473	18,710
Units redeemed	(73,151)	(67,682)	(22,508)	(10,180)	(46,622)	(22,751)	(10,766)	(14,760)

Ending units	368,883	388,504	93,545	107,736	230,905	203,460	129,174	114,467

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		FQB		FNRS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,812	13,885	65,177	21,479	63,492	80,255	36,249	40,387
Realized gain (loss) on investments	141,603	(66,324)	244,447	95,594	11,395	(2,660)	346,484	119,717
Change in unrealized gain (loss) on investments	104,172	57,412	(135,254)	(1,061)	49,897	(42,522)	(167,223)	(559,619)
Reinvested capital gains	83,879	5,554	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	340,466	10,527	174,370	116,012	124,784	35,073	215,510	(399,515)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	355,462	261,599	179,138	122,485	214,924	108,740	406,637	588,310
Transfers between funds	(91,025)	7,926	226,788	200,704	(426,236)	(16,980)	129,953	1,001,307
Surrenders (note 6)	(149,739)	(67,470)	(356,878)	(24,484)	(39,322)	(36,150)	(238,789)	(117,248)
Death Benefits (note 4)	(349)	-	(433)	(2,208)	-	-	(2,019)	(15,721)
Net policy repayments (loans) (note 5)	(16,387)	(26,033)	(50,518)	(6,716)	(12,652)	(34,877)	(1,843)	(43,857)
Deductions for surrender charges (note 2d)	(21,906)	(25,028)	(15,101)	(3,954)	(8,908)	(10,796)	(29,805)	(27,119)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(128,866)	(139,526)	(78,362)	(62,226)	(75,132)	(84,997)	(232,252)	(231,300)
Asset charges (note 3)	(10,220)	(9,659)	(6,869)	(5,383)	(5,293)	(5,606)	(17,897)	(15,888)
Adjustments to maintain reserves	1,261	(8,468)	(5)	380	(9)	10	14	(12)

Net equity transactions	(61,769)	(6,659)	(102,240)	218,598	(352,628)	(80,656)	13,999	1,138,472

Net change in contract owners’ equity	278,697	3,868	72,130	334,610	(227,844)	(45,583)	229,509	738,957
Contract owners’ equity beginning of period	2,262,257	2,258,389	1,564,213	1,229,603	1,504,822	1,550,405	4,378,455	3,639,498

Contract owners’ equity end of period	$2,540,954	2,262,257	1,636,343	1,564,213	1,276,978	1,504,822	4,607,964	4,378,455

CHANGES IN UNITS:
Beginning units	164,483	165,126	110,150	94,390	109,325	115,196	250,963	197,762
Units purchased	24,401	20,979	24,555	26,141	15,291	8,354	32,924	78,253
Units redeemed	(29,264)	(21,622)	(30,359)	(10,381)	(40,064)	(14,225)	(31,709)	(25,052)

Ending units	159,620	164,483	104,346	110,150	84,552	109,325	252,178	250,963

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEIS		FF10S		FF20S		FF30S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$94,875	74,674	15,200	16,281	46,065	44,224	41,512	40,107
Realized gain (loss) on investments	(96,467)	(159,875)	86,014	(4,852)	(14,945)	(64,251)	126,727	(17,428)
Change in unrealized gain (loss) on investments	301,219	87,267	(8,912)	(19,914)	217,238	620	121,874	(78,302)
Reinvested capital gains	202,114	-	11,987	4,168	27,733	8,004	18,642	5,869

Net increase (decrease) in contract owners’ equity resulting from operations	501,741	2,066	104,289	(4,317)	276,091	(11,403)	308,755	(49,754)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	293,230	475,691	58,435	59,829	254,727	256,894	361,504	288,585
Transfers between funds	(174,577)	98,269	268,355	52,051	26,505	200,888	(285,242)	352,260
Surrenders (note 6)	(117,734)	(127,851)	(280,954)	(42,419)	(76,791)	(73,253)	(11,584)	(23,069)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,119)	(17,039)	(62)	-	(18,304)	9,599	(38,460)	(6,358)
Deductions for surrender charges (note 2d)	(26,355)	(18,625)	(19,054)	(14,074)	(8,157)	(16,091)	(19,644)	(33,388)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(194,044)	(200,604)	(61,997)	(58,432)	(108,947)	(109,329)	(130,834)	(128,541)
Asset charges (note 3)	(12,647)	(11,819)	(3,830)	(3,247)	(8,475)	(7,107)	(8,866)	(7,070)
Adjustments to maintain reserves	(8)	3	(7)	1	(12)	2	7	(4)

Net equity transactions	(241,254)	198,025	(39,114)	(6,291)	60,546	261,603	(133,119)	442,415

Net change in contract owners’ equity	260,487	200,091	65,175	(10,608)	336,637	250,200	175,636	392,661
Contract owners’ equity beginning of period	2,962,165	2,762,074	800,065	810,673	2,093,472	1,843,272	1,941,791	1,549,130

Contract owners’ equity end of period	$3,222,652	2,962,165	865,240	800,065	2,430,109	2,093,472	2,117,427	1,941,791

CHANGES IN UNITS:
Beginning units	262,266	246,651	59,362	59,978	155,790	135,628	148,294	115,117
Units purchased	30,671	46,158	23,994	8,402	21,108	40,722	32,555	50,216
Units redeemed	(49,456)	(30,543)	(25,875)	(9,018)	(17,127)	(20,560)	(40,821)	(17,039)

Ending units	243,481	262,266	57,481	59,362	159,771	155,790	140,028	148,294

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FIGBS		FMCS		FOSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,397	5,054	104,701	147,327	34,686	11,251	33,009	25,093
Realized gain (loss) on investments	68,250	376,121	85,328	113,543	47,937	(79,800)	(204,423)	(140,128)
Change in unrealized gain (loss) on investments	186,202	(362,862)	(46,457)	(54,236)	349,565	(784,181)	501,085	(233,390)
Reinvested capital gains	-	6,306	125,283	126,844	532,273	12,892	5,991	3,575

Net increase (decrease) in contract owners’ equity resulting from operations	264,849	24,619	268,855	333,478	964,461	(839,838)	335,662	(344,850)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	192,411	373,871	525,620	565,788	544,110	735,574	195,612	224,562
Transfers between funds	98,827	127,268	232,104	(405,017)	(538,629)	553,157	15,807	19,946
Surrenders (note 6)	(117,788)	(106,581)	(588,708)	(199,853)	(546,008)	(289,030)	(179,766)	(88,712)
Death Benefits (note 4)	(279)	-	(629)	(29,284)	(280)	(33,499)	(1,370)	(2,341)
Net policy repayments (loans) (note 5)	(46,138)	(26,212)	(50,609)	4,944	(55,359)	(65,041)	24,291	(13,727)
Deductions for surrender charges (note 2d)	(9,404)	(14,656)	(62,350)	(39,963)	(54,209)	(79,525)	(30,401)	(16,765)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,732)	(159,099)	(281,842)	(301,038)	(367,057)	(409,365)	(116,383)	(131,520)
Asset charges (note 3)	(8,189)	(9,541)	(19,904)	(18,913)	(24,462)	(25,989)	(8,567)	(8,275)
Adjustments to maintain reserves	398	(28)	31	10,948	(27)	(17)	336	11

Net equity transactions	(30,894)	185,022	(246,287)	(412,388)	(1,041,921)	386,265	(100,441)	(16,821)

Net change in contract owners’ equity	233,955	209,641	22,568	(78,910)	(77,460)	(453,573)	235,221	(361,671)
Contract owners’ equity beginning of period	1,843,431	1,633,790	4,716,959	4,795,869	6,770,160	7,223,733	1,625,634	1,987,305

Contract owners’ equity end of period	$2,077,386	1,843,431	4,739,527	4,716,959	6,692,700	6,770,160	1,860,855	1,625,634

CHANGES IN UNITS:
Beginning units	150,472	133,548	329,888	359,583	443,710	422,702	141,771	143,327
Units purchased	25,363	39,786	40,585	43,021	32,947	70,626	19,185	21,873
Units redeemed	(27,798)	(22,862)	(57,086)	(72,716)	(94,407)	(49,618)	(26,469)	(23,429)

Ending units	148,037	150,472	313,387	329,888	382,250	443,710	134,487	141,771

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$816	1,485	130,375	109,210	35,520	32,380	43,736	40,203
Realized gain (loss) on investments	(12)	(10,697)	(20,272)	(84,538)	6,159	4,928	324,000	226,626
Change in unrealized gain (loss) on investments	37,356	(5,436)	130,294	18,210	180,742	76,218	357,295	(435,891)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,160	(14,648)	240,397	42,882	222,421	113,526	725,031	(169,062)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,701	15,342	195,226	219,986	182,189	155,260	343,624	431,538
Transfers between funds	(1,688)	(11,092)	58,631	46,843	41,424	(26,473)	(319,782)	(130,300)
Surrenders (note 6)	(14,664)	(562)	(152,383)	(116,265)	(201,197)	(21,961)	(363,694)	(206,092)
Death Benefits (note 4)	-	-	-	(64,631)	-	(2,409)	(502)	-
Net policy repayments (loans) (note 5)	751	(326)	18,677	(21,309)	(43,730)	(2,254)	(11,742)	(3,035)
Deductions for surrender charges (note 2d)	(1,751)	(1,244)	(17,427)	(7,727)	(20,503)	(9,596)	(32,103)	(47,557)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,829)	(10,899)	(123,090)	(124,912)	(103,468)	(111,578)	(221,954)	(240,707)
Asset charges (note 3)	(768)	(799)	(8,011)	(7,512)	(7,346)	(7,318)	(15,434)	(16,012)
Adjustments to maintain reserves	-	(2)	(8)	19	(10)	1	(8)	1,076

Net equity transactions	(16,248)	(9,582)	(28,385)	(75,508)	(152,641)	(26,328)	(621,595)	(211,089)

Net change in contract owners’ equity	21,912	(24,230)	212,012	(32,626)	69,780	87,198	103,436	(380,151)
Contract owners’ equity beginning of period	149,628	173,858	1,915,652	1,948,278	1,922,569	1,835,371	4,195,979	4,576,130

Contract owners’ equity end of period	$171,540	149,628	2,127,664	1,915,652	1,992,349	1,922,569	4,299,415	4,195,979

CHANGES IN UNITS:
Beginning units	12,785	13,541	149,600	155,775	144,440	146,566	304,237	320,098
Units purchased	978	1,272	18,741	20,601	13,097	13,662	22,962	29,494
Units redeemed	(2,231)	(2,028)	(20,846)	(26,776)	(24,101)	(15,788)	(64,688)	(45,355)

Ending units	11,532	12,785	147,495	149,600	133,436	144,440	262,511	304,237

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,802	18,559	53,699	31,266	204,190	197,527	25,407	131
Realized gain (loss) on investments	(43,982)	(106,805)	74,000	30,954	194,957	61,823	20,277	12,046
Change in unrealized gain (loss) on investments	212,880	(237,966)	171,826	(254,327)	82,777	(322,819)	85,125	(25,062)
Reinvested capital gains	-	-	-	-	5,167	23,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	191,700	(326,212)	299,525	(192,107)	487,091	(40,455)	130,809	(12,885)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	187,327	202,848	204,114	244,346	198,147	437,015	85,438	70,383
Transfers between funds	(225,022)	(183,904)	(58,681)	(92,687)	(60,203)	592,095	(6,024)	4,935
Surrenders (note 6)	(114,736)	(48,866)	(165,661)	(43,137)	(888,819)	(78,274)	(17,949)	-
Death Benefits (note 4)	(1,423)	-	(539)	-	(1,017)	-	-	-
Net policy repayments (loans) (note 5)	(25,398)	(33,691)	9,920	7,765	11,548	(59,379)	(73)	(2,597)
Deductions for surrender charges (note 2d)	(12,845)	(37,215)	(27,830)	(9,120)	(55,221)	(13,150)	(1,458)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,508)	(123,507)	(105,817)	(120,767)	(156,021)	(194,830)	(32,718)	(32,861)
Asset charges (note 3)	(6,637)	(7,548)	(7,066)	(7,402)	(12,283)	(12,730)	(3,743)	(3,490)
Adjustments to maintain reserves	20	(52)	19	(23)	1,910	8,984	6	-

Net equity transactions	(300,222)	(231,935)	(151,541)	(21,025)	(961,959)	679,731	23,479	36,370

Net change in contract owners’ equity	(108,522)	(558,147)	147,984	(213,132)	(474,868)	639,276	154,288	23,485
Contract owners’ equity beginning of period	1,651,519	2,209,666	1,699,399	1,912,531	3,732,098	3,092,822	860,790	837,305

Contract owners’ equity end of period	$1,542,997	1,651,519	1,847,383	1,699,399	3,257,230	3,732,098	1,015,078	860,790

CHANGES IN UNITS:
Beginning units	96,793	108,967	135,575	136,286	210,837	173,272	91,464	87,597
Units purchased	10,217	10,320	14,971	16,524	17,909	56,218	9,520	9,601
Units redeemed	(27,092)	(22,494)	(25,967)	(17,235)	(68,822)	(18,653)	(7,465)	(5,734)

Ending units	79,918	96,793	124,579	135,575	159,924	210,837	93,519	91,464

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTB		AMFAS		AMSRS		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$36,093	46,732	-	-	1,839	2,895	54,490	34,929
Realized gain (loss) on investments	(10,134)	6,253	275	(2,188)	(17,029)	(34,789)	(46,766)	(81,252)
Change in unrealized gain (loss) on investments	27,628	(47,729)	10,623	(702)	102,956	(4,818)	481,661	(194,243)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,587	5,256	10,898	(2,890)	87,766	(36,712)	489,385	(240,566)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	107,167	130,280	13,883	17,471	100,618	106,581	383,658	373,057
Transfers between funds	113,010	(279,754)	30,631	(4,914)	(82,566)	107,726	(334,845)	(15,016)
Surrenders (note 6)	(90,252)	(51,744)	(289)	(3,444)	(41,512)	(70,217)	(122,513)	(76,018)
Death Benefits (note 4)	(257)	(23,001)	-	-	(267)	-	(235)	(24,737)
Net policy repayments (loans) (note 5)	(16,785)	(12,033)	(4,625)	22	8,801	(32,634)	(39,631)	(37,238)
Deductions for surrender charges (note 2d)	(12,270)	(7,378)	(630)	(646)	(8,895)	(5,009)	(27,369)	(30,866)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,171)	(84,576)	(8,413)	(9,330)	(52,619)	(57,284)	(171,372)	(205,677)
Asset charges (note 3)	(5,404)	(5,383)	(709)	(674)	(3,618)	(3,643)	(11,570)	(12,144)
Adjustments to maintain reserves	3	(1)	2	2	6	(11)	(158)	7

Net equity transactions	20,041	(333,590)	29,850	(1,513)	(80,052)	45,509	(324,035)	(28,632)

Net change in contract owners’ equity	73,628	(328,334)	40,748	(4,403)	7,714	8,797	165,350	(269,198)
Contract owners’ equity beginning of period	1,144,949	1,473,283	145,988	150,391	811,673	802,876	2,573,803	2,843,001

Contract owners’ equity end of period	$1,218,577	1,144,949	186,736	145,988	819,387	811,673	2,739,153	2,573,803

CHANGES IN UNITS:
Beginning units	99,720	128,687	14,866	15,152	63,306	60,691	191,868	194,413
Units purchased	19,151	12,091	4,001	1,977	7,869	16,007	27,744	29,111
Units redeemed	(17,411)	(41,058)	(1,393)	(2,263)	(13,590)	(13,392)	(51,171)	(31,656)

Ending units	101,460	99,720	17,474	14,866	57,585	63,306	168,441	191,868

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGI		OVSC		OVSB		PMVAAA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$30,206	26,425	8,007	9,845	-	-	8,182	-
Realized gain (loss) on investments	44,201	(37,163)	230,881	219,562	64	-	472	-
Change in unrealized gain (loss) on investments	415,387	4,810	(9,890)	(248,236)	7,476	-	918	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	489,794	(5,928)	228,998	(18,829)	7,540	-	9,572	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	342,173	380,993	148,909	176,719	13,123	-	60,299	-
Transfers between funds	(103,151)	(261,387)	(107,671)	(249,547)	417,910	-	274,929	-
Surrenders (note 6)	(166,945)	(146,607)	(171,866)	(95,465)	(2,423)	-	-	-
Death Benefits (note 4)	(764)	(9,401)	(112)	(1,106)	-	-	-	-
Net policy repayments (loans) (note 5)	(34,200)	(48,649)	(5,451)	(12,763)	(3,191)	-	-	-
Deductions for surrender charges (note 2d)	(37,000)	(34,899)	(18,733)	(25,866)	(460)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(210,584)	(226,071)	(78,795)	(94,761)	(4,688)	-	(4,918)	-
Asset charges (note 3)	(13,450)	(13,208)	(5,523)	(5,956)	(280)	-	(313)	-
Adjustments to maintain reserves	(3)	2,446	(59)	(10)	(1)	-	5	-

Net equity transactions	(223,924)	(356,783)	(239,301)	(308,755)	419,990	-	330,002	-

Net change in contract owners’ equity	265,870	(362,711)	(10,303)	(327,584)	427,530	-	339,574	-
Contract owners’ equity beginning of period	2,966,643	3,329,354	1,363,351	1,690,935	-	-	-	-

Contract owners’ equity end of period	$3,232,513	2,966,643	1,353,048	1,363,351	427,530	-	339,574	-

CHANGES IN UNITS:
Beginning units	250,914	281,551	101,968	123,671	-	-	-	-
Units purchased	27,037	32,981	8,791	12,744	43,097	-	32,171	-
Units redeemed	(44,017)	(63,618)	(24,989)	(34,447)	(1,098)	-	(498)	-

Ending units	233,934	250,914	85,770	101,968	41,999	-	31,673	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVFBA		PMVLDA		PMVTRA		PVGIB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$41,746	13,284	62,145	54,324	26,661	3,129	167	117
Realized gain (loss) on investments	19,852	10,927	29,891	28,631	2,270	(670)	(102)	(168)
Change in unrealized gain (loss) on investments	(41,515)	21,571	102,124	(49,956)	18,746	(3,035)	1,648	(391)
Reinvested capital gains	18,473	2,493	-	-	34,229	5,280	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,556	48,275	194,160	32,999	81,906	4,704	1,713	(442)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,050	41,604	209,466	494,812	281,619	9,272	-	-
Transfers between funds	(45,894)	184,229	214,798	(667,834)	1,197,687	365,243	-	-
Surrenders (note 6)	(35,097)	(1,866)	(900,683)	(278,281)	(8,890)	-	-	-
Death Benefits (note 4)	-	-	(303)	(7,390)	-	-	-	-
Net policy repayments (loans) (note 5)	(2,445)	(2,492)	(32,090)	751	(2,437)	(2,751)	-	-
Deductions for surrender charges (note 2d)	(2,443)	(138)	(35,907)	(27,541)	(1,472)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,254)	(26,414)	(111,594)	(115,606)	(37,510)	(5,333)	(164)	(161)
Asset charges (note 3)	(2,605)	(1,975)	(9,162)	(9,286)	(3,204)	(463)	(44)	(42)
Adjustments to maintain reserves	41	(40)	179	1,139	(54)	(61)	(4)	5

Net equity transactions	(8,647)	192,908	(665,296)	(609,236)	1,425,739	365,907	(212)	(198)

Net change in contract owners’ equity	29,909	241,183	(471,136)	(576,237)	1,507,645	370,611	1,501	(640)
Contract owners’ equity beginning of period	789,399	548,216	3,366,956	3,943,193	370,611	-	9,036	9,676

Contract owners’ equity end of period	$819,308	789,399	2,895,820	3,366,956	1,878,256	370,611	10,537	9,036

CHANGES IN UNITS:
Beginning units	60,592	45,666	286,325	339,045	36,664	-	898	917
Units purchased	8,893	19,017	36,771	54,281	137,655	37,520	-	1
Units redeemed	(9,876)	(4,091)	(90,461)	(107,001)	(4,782)	(856)	(19)	(20)

Ending units	59,609	60,592	232,635	286,325	169,537	36,664	879	898

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG		AVMCCI		TRBCG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12	-	-	-	1	-	-	-
Realized gain (loss) on investments	90	66	(6,292)	-	10	-	27	-
Change in unrealized gain (loss) on investments	393	(732)	(10,457)	-	20	-	-	-
Reinvested capital gains	-	-	-	-	11	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495	(666)	(16,749)	-	42	-	27	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230	230	20,251	-	-	-	5,646	(22)
Transfers between funds	165	384	503,195	-	2,606	-	(6,858)	34
Surrenders (note 6)	-	-	(53,418)	-	-	-	-	-
Death Benefits (note 4)	-	-	(1,979)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(760)	-	(597)	-	1,140	-
Deductions for surrender charges (note 2d)	-	-	(2,370)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195)	(202)	(16,095)	-	(347)	-	-	(10)
Asset charges (note 3)	(22)	(21)	(1,136)	-	(5)	-	(2)	-
Adjustments to maintain reserves	8	2	(44)	-	1	-	7	(1)

Net equity transactions	186	393	447,644	-	1,658	-	(67)	1

Net change in contract owners’ equity	681	(273)	430,895	-	1,700	-	(40)	1
Contract owners’ equity beginning of period	3,311	3,584	-	-	-	-	40	39

Contract owners’ equity end of period	$3,992	3,311	430,895	-	1,700	-	-	40

CHANGES IN UNITS:
Beginning units	271	241	-	-	-	-	3	3
Units purchased	30	46	47,428	-	266	-	-	1
Units redeemed	(15)	(16)	(3,234)	-	(97)	-	(3)	(1)

Ending units	286	271	44,194	-	169	-	-	3

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRHS		TRHS2		VWHA		WRASP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$37	-	-	-	6,883	-	54,596	47,540
Realized gain (loss) on investments	113	-	27,086	4,211	(7,736)	-	59,635	275,990
Change in unrealized gain (loss) on investments	(193)	-	52,405	(3,717)	(26,256)	-	726,863	(618,116)
Reinvested capital gains	443	-	26,639	-	11,485	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	400	-	106,130	494	(15,624)	-	841,094	(294,586)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,861	-	119,921	25,573	62,747	-	709,438	690,336
Transfers between funds	7,025	-	977,327	193,471	1,180,864	-	58,141	928,089
Surrenders (note 6)	-	-	(108,474)	(18,622)	(11,927)	-	(488,640)	(72,007)
Death Benefits (note 4)	-	-	-	-	-	-	-	(35,536)
Net policy repayments (loans) (note 5)	-	-	200,999	(1,100)	(317)	-	(11,395)	(7,036)
Deductions for surrender charges (note 2d)	-	-	(1,396)	(2,651)	(836)	-	(22,507)	(5,616)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,605)	-	(28,921)	(8,226)	(28,580)	-	(229,529)	(243,013)
Asset charges (note 3)	(24)	-	(2,382)	(482)	(2,567)	-	(15,952)	(15,846)
Adjustments to maintain reserves	1	-	(14)	(1)	(6)	-	-	7

Net equity transactions	11,258	-	1,157,060	187,962	1,199,378	-	(444)	1,239,378

Net change in contract owners’ equity	11,658	-	1,263,190	188,456	1,183,754	-	840,650	944,792
Contract owners’ equity beginning of period	-	-	217,961	29,505	-	-	4,356,636	3,411,844

Contract owners’ equity end of period	$11,658	-	1,481,151	217,961	1,183,754	-	5,197,286	4,356,636

CHANGES IN UNITS:
Beginning units	-	-	18,564	2,774	-	-	453,143	329,303
Units purchased	1,305	-	80,618	17,257	125,319	-	80,989	161,366
Units redeemed	(243)	-	(2,882)	(1,467)	(4,795)	-	(80,532)	(37,526)

Ending units	1,062	-	96,300	18,564	120,524	-	453,600	453,143

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRBP		WRBDP		WRCEP		WRGNR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5	1	36	21	-	-	-	-
Realized gain (loss) on investments	13	(13)	7	2	1	-	(8)	11
Change in unrealized gain (loss) on investments	106	6	12	29	162	-	(10)	(131)
Reinvested capital gains	20	7	9	5	-	-	38	-

Net increase (decrease) in contract owners’ equity resulting from operations	144	1	64	57	163	-	20	(120)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	574	382	459	459	-	-	306	306
Transfers between funds	3,243	64	-	-	3,331	-	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(374)	(207)	(137)	(129)	(69)	-	(76)	(85)
Asset charges (note 3)	(7)	(1)	(7)	(5)	(4)	-	(4)	(3)
Adjustments to maintain reserves	(8)	3	5	—	1	-	(1)	(1)

Net equity transactions	3,428	241	320	325	3,259	-	225	217

Net change in contract owners’ equity	3,572	242	384	382	3,422	-	245	97
Contract owners’ equity beginning of period	242	-	1,182	800	-	-	676	579

Contract owners’ equity end of period	$3,814	242	1,566	1,182	3,422	-	921	676

CHANGES IN UNITS:
Beginning units	21	-	95	69	-	-	101	68
Units purchased	306	40	35	37	265	-	46	44
Units redeemed	(31)	(19)	(11)	(11)	(6)	-	(12)	(11)

Ending units	296	21	119	95	259	-	135	101

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRGP		WRHIP		WRMCG		WRPAP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$		-	173	84	-	-	28	26
Realized gain (loss) on investments		1	-	2,389	6	18	26	3	11
Change in unrealized gain (loss) on investments		127	-	15,945	(27)	1,115	(52)	178	(197)
Reinvested capital gains		-	-	-	-	81	20	139	51

Net increase (decrease) in contract owners’ equity resulting from operations		128	-	18,507	63	1,214	(6)	348	(109)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	-	60,072	994	460	306	1,650	1,650
Transfers between funds		3,233	-	405,251	66	58,063	-	-	-
Surrenders (note 6)		-	-	(3,142)	-	(1,548)	-	-	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)		-	-	(492)	-	(243)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(67)	-	(5,435)	(388)	(745)	(95)	(806)	(781)
Asset charges (note 3)		(4)	-	(444)	(7)	(45)	(4)	(19)	(13)
Adjustments to maintain reserves		2	-	707	11	7	(8)	(6)	6

Net equity transactions		3,164	-	456,517	676	55,949	199	819	862

Net change in contract owners’ equity		3,292	-	475,024	739	57,163	193	1,167	753
Contract owners’ equity beginning of period		-	-	1,844	1,105	800	607	2,485	1,732

Contract owners’ equity end of period		$3,292	-	476,868	1,844	57,963	800	3,652	2,485

CHANGES IN UNITS:
Beginning units		-	-	130	82	57	43	232	155
Units purchased		288	-	28,795	77	3,748	21	144	149
Units redeemed		(6)	-	(583)	(29)	(168)	(7)	(72)	(72)

Ending units		282	-	28,342	130	3,637	57	304	232

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPMAP		WRSTP		WRSCP		WFVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8	7	-	-	-	-	-	-
Realized gain (loss) on investments	12	13	8	24	19	22	25,702	10,184
Change in unrealized gain (loss) on investments	57	(47)	200	(90)	17	(87)	(14,894)	(33,510)
Reinvested capital gains	26	13	85	22	18	5	24,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	103	(14)	293	(44)	54	(60)	35,725	(23,326)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,706	1,203	880	687	306	306	42,759	43,000
Transfers between funds	-	-	(8)	73	-	-	22,701	56,928
Surrenders (note 6)	-	-	-	-	-	-	(57,663)	(11,244)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(4,732)	1,288
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,440)	(3,762)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,005)	(1,106)	(415)	(292)	(90)	(91)	(20,148)	(16,495)
Asset charges (note 3)	(8)	(5)	(8)	(4)	(5)	(3)	(1,783)	(1,437)
Adjustments to maintain reserves	4	(2)	(5)	-	6	(4)	7	1

Net equity transactions	697	90	444	464	217	208	(20,299)	68,279

Net change in contract owners’ equity	800	76	737	420	271	148	15,426	44,953
Contract owners’ equity beginning of period	796	720	984	564	743	595	424,843	379,890

Contract owners’ equity end of period	$1,596	796	1,721	984	1,014	743	440,269	424,843

CHANGES IN UNITS:
Beginning units	73	64	87	47	67	48	26,608	22,699
Units purchased	146	109	64	65	27	27	4,578	7,338
Units redeemed	(87)	(100)	(32)	(25)	(7)	(8)	(5,624)	(3,429)

Ending units	132	73	119	87	87	67	25,562	26,608

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		AVCA		AVCDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	15,997	-	663	-	-
Realized gain (loss) on investments	10,065	7,795	161,325	256,660	37,247	(10,044)	129,544	(69,926)
Change in unrealized gain (loss) on investments	21,907	(31,748)	234,790	(1,857,800)	23,438	(26,194)	(19,562)	4,631
Reinvested capital gains	-	-	-	42,626	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,972	(23,953)	396,115	(1,542,517)	60,685	(35,575)	109,982	(65,295)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,739	49,863	100,603	348,701	10,578	46,711	22,689	85,286
Transfers between funds	(213,033)	23,581	(3,406,615)	(846,569)	(456,653)	5,180	(880,969)	3,674
Surrenders (note 6)	(52)	(51,324)	(37,918)	(122,358)	(478)	(9,710)	(1,945)	(34,282)
Death Benefits (note 4)	-	-	(204)	(19,985)	-	-	-	(984)
Net policy repayments (loans) (note 5)	(83)	(10)	(2,364)	(57,893)	166	(14,722)	(23,291)	(21,005)
Deductions for surrender charges (note 2d)	(308)	(444)	(7,016)	(53,922)	(857)	(997)	(530)	(2,953)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,799)	(10,954)	(62,411)	(240,030)	(8,110)	(26,094)	(14,143)	(47,329)
Asset charges (note 3)	(226)	(753)	(3,871)	(14,249)	(566)	(1,704)	(1,143)	(3,628)
Adjustments to maintain reserves	(1)	-	28	1,121	(3)	1	(2)	2

Net equity transactions	(209,763)	9,959	(3,419,768)	(1,005,184)	(455,923)	(1,335)	(899,334)	(21,219)

Net change in contract owners’ equity	(177,791)	(13,994)	(3,023,653)	(2,547,701)	(395,238)	(36,910)	(789,352)	(86,514)
Contract owners’ equity beginning of period	177,791	191,785	3,023,653	5,571,354	395,238	432,148	789,352	875,866

Contract owners’ equity end of period	$-	177,791	-	3,023,653	-	395,238	-	789,352

CHANGES IN UNITS:
Beginning units	17,173	16,893	280,397	349,600	40,459	40,738	66,268	68,267
Units purchased	496	8,412	11,070	30,658	1,047	4,382	1,857	7,125
Units redeemed	(17,669)	(8,132)	(291,467)	(99,861)	(41,506)	(4,661)	(68,125)	(9,124)

Ending units	-	17,173	-	280,397	-	40,459	-	66,268

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		OVHI3		OVHI		AMINS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	5,903	65,009	37,078	4,636	2,845	-	-
Realized gain (loss) on investments	(251,225)	52,063	1,518	9,769	(73,570)	(12,911)	-	-
Change in unrealized gain (loss) on investments	226,246	(294,333)	(17,939)	(56,211)	72,297	9,494	-	-
Reinvested capital gains	80,381	6,351	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,402	(230,016)	48,588	(9,364)	3,363	(572)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,850	373,310	31,752	49,566	-	-	-	-
Transfers between funds	(1,137,862)	498,112	(407,687)	24,342	(28,333)	(362)	-	16
Surrenders (note 6)	(1,125)	(150,232)	(53,916)	(18,531)	(52)	(125)	-	-
Death Benefits (note 4)	-	-	(3,004)	-	(103)	-	-	-
Net policy repayments (loans) (note 5)	(1,012)	(1,633)	(10,189)	(403)	(295)	(69)	-	-
Deductions for surrender charges (note 2d)	(832)	(586)	(8,201)	(3,038)	(73)	(696)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,410)	(43,903)	(21,280)	(28,435)	(1,775)	(2,589)	-	(16)
Asset charges (note 3)	(1,405)	(3,587)	(1,351)	(1,718)	(112)	(149)	-	-
Adjustments to maintain reserves	(3)	3	1	2	(2)	-	-	-

Net equity transactions	(1,101,799)	671,484	(473,875)	21,785	(30,745)	(3,990)	-	-

Net change in contract owners’ equity	(1,046,397)	441,468	(425,287)	12,421	(27,382)	(4,562)	-	-
Contract owners’ equity beginning of period	1,046,397	604,929	425,287	412,866	27,382	31,944	-	-

Contract owners’ equity end of period	$-	1,046,397	-	425,287	-	27,382	-	-

CHANGES IN UNITS:
Beginning units	105,032	50,764	146,206	139,268	8,132	9,265	-	-
Units purchased	6,124	58,970	10,369	23,435	-	-	-	1
Units redeemed	(111,156)	(4,702)	(156,575)	(16,497)	(8,132)	(1,133)	-	(1)

Ending units	-	105,032	-	146,206	-	8,132	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAGF3		GEF3		GVGHS		WRMMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	5,430	-	89	-	-	-	-
Realized gain (loss) on investments	-	(12,059)	-	221	-	-	-	-
Change in unrealized gain (loss) on investments	-	2,590	-	(584)	-	-	-	-
Reinvested capital gains	-	7,410	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,371	-	(274)	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	5,964	-	2,242	-	(3,271)	-	383
Transfers between funds	-	(158,779)	-	(12,815)	-	3,264	-	(279)
Surrenders (note 6)	-	(28)	-	-	-	71	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(8)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(2,140)	-	(331)	-	(206)	-	(103)
Asset charges (note 3)	-	(171)	-	(21)	-	142	-	-
Adjustments to maintain reserves	-	23	-	(2)	-	-	-	(1)

Net equity transactions	-	(155,139)	-	(10,927)	-	-	-	-

Net change in contract owners’ equity	-	(151,768)	-	(11,201)	-	-	-	-
Contract owners’ equity beginning of period	-	151,768	-	11,201	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	12,279	-	750	-	-	-	-
Units purchased	-	473	-	149	-	4,249	-	38
Units redeemed	-	(12,752)	-	(899)	-	(4,249)	-	(38)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL - NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class I (BRVGA1)
Global Allocation V.I. Fund - Class II (MLVGA2)
DIMENSIONAL FUND ADVISORS INC.
VA Global Bond Portfolio (DFVGB)
VA International Small Portfolio (DFVIS)*
VA International Value Portfolio (DFVIV)*
VA Short-Term Fixed Portfolio (DFVSTF)*
VA U.S. Large Value Portfolio (DFVULV)*
VA U.S. Targeted Value Portfolio (DFVUTV)*
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 1 (FTVIS1)
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
U.S. Real Estate Portfolio - Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Investor Destinations Aggressive Fund -Class P (NVIDAP)
NVIT Investor Destinations Balanced Fund -Class P (NVDBLP)
NVIT Investor Destinations Capital Appreciation Fund -Class P (NVDCAP)
NVIT Investor Destinations Conservative Fund -Class P (NVIDCP)
NVIT Investor Destinations Moderate Fund -Class P (NVIDMP)
NVIT Investor Destinations Moderately Aggressive Fund -Class P (NVDMAP)
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
Templeton NVIT International Value Fund -Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Inflation Protection Fund -Class II (ACVIP2)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund Portfolio - Service Class (FCS)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio -Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund -Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund -Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund -Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund -Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) -Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Variable Insurance Funds -Invesco V.I. Mid Cap Core Equity -Series I Shares (AVMCCI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Fund, Inc. (TRHS)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios -Dividend Opportunities (WRDIV)*
Variable Insurance Portfolios - Energy (WRENG)*
Variable Insurance Portfolios - Global Bond (WRGBP)*
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - International Growth (WRIP)*
Variable Insurance Portfolios - International Core Equity (WRI2P)*
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)*
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*
Variable Insurance Portfolios - Real Estate Securities (WRRESP)*
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)*
Variable Insurance Portfolios - Value (WRVP)*
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund -Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium(the maximum is also 2.5%) to coverd sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL - NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL - NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 1,448,939 and $1,687,506, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select - NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.39 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount. The minimum surrender charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.50% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $5,873,365 and $6,592,205, respectively, and total transfers from the Account to the fixed account were $7,513,553 and $7,778,795, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$296,290,389	$0	$0	$296,290,389

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$5,093	$236
VP Inflation Protection Fund - Class I (ACVIP1)	28,703	2,803
Global Allocation V.I. Fund - Class I (BRVGA1)	273,573	2,717
Global Allocation V.I. Fund - Class II (MLVGA2)	608,237	1,059,258
VA Global Bond Portfolio (DFVGB)	3,073	285
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,527,624	1,276,473
Franklin Income Securities Fund - Class 1 (FTVIS1)	29,008	1,075
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)	21,848	1,472
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	223,022	3,939
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	3,835	261
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	923,394	61,257
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	230,323	666,699
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	291,212	39,653
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	3,861,067	524,179
Investors Growth Stock Series - Initial Class (MIGIC)	88,967	162,783
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	3,584	160
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)	15,917	1,850
Value Series - Initial Class (MVFIC)	524,148	907,900
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	182,860	397,508
Core Plus Fixed Income Portfolio - Class I (MSVFI)	123,206	143,975
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	475,329	999,611
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,405,420	973,281
American Funds NVIT Bond Fund - Class II (GVABD2)	74,696	131,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	278,715	247,676
American Funds NVIT Growth Fund - Class II (GVAGR2)	278,206	815,565
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	94,949	103,040
Federated NVIT High Income Bond Fund - Class III (HIBF3)	877,557	2,842,692
NVIT Emerging Markets Fund - Class III (GEM3)	542,987	1,331,766
NVIT International Equity Fund - Class III (GIG3)	133,054	54,191
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	3,823	91,072
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	158,377	48,140
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	202,285	354,450
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	462,139	134,532
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	245,469	99,215
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	419,944	682,145
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	568,248	185,930
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	712,979	967,050
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,891,167	2,045,013
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	87,849	169,615
NVIT Core Bond Fund - Class I (NVCBD1)	98,903	76,793
NVIT Core Plus Bond Fund - Class I (NVLCP1)	68,046	12,785
NVIT Nationwide Fund - Class I (TRF)	120,984	276,058
NVIT Government Bond Fund - Class I (GBF)	1,242,242	698,270
American Century NVIT Growth Fund - Class I (CAF)	101,667	51,069
NVIT International Index Fund - Class VI (GVIX6)	211,487	163,793
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	911,680	1,627,820
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,699,110	173,447
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	178,388	91,313
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	142,179	230,454
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,385,548	1,749,470
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,557,874	3,208,277
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	181,466	125,369
NVIT Mid Cap Index Fund - Class I (MCIF)	581,183	628,127
NVIT Money Market Fund - Class I (SAM)	6,147,552	5,015,836
NVIT Money Market Fund - Class V (SAM5)	1,490,175	562,999
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	130,201	230,981
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	372,590	668,746
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	331,051	369,646
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	161,513	162,813
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	408,262	350,956
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	898	252
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	322,440	211,678
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	116,457	845,087
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	108,670	143,906
NVIT Multi-Manager Small Company Fund - Class I (SCF)	85,469	376,841
NVIT Multi-Sector Bond Fund - Class I (MSBF)	481,441	631,286
NVIT Short Term Bond Fund - Class I (NVSTB1)	14,405	2,158
NVIT Short Term Bond Fund - Class II (NVSTB2)	93,963	325,964
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,014,218	2,154,861
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	29,195	1,347
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	58,515	44,878
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	28,459	5,707
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	26,230	1,036
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	298,587	10,047
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	121,857	6,916
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	13,033	6,389
Templeton NVIT International Value Fund - Class III (NVTIV3)	232,854	249,996
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	178,725	436,795
NVIT Real Estate Fund - Class I (NVRE1)	2,478,039	2,235,665
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	144,177	261,843

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century VP Inflation Protection Fund - Class II (ACVIP2)	1,366,995	799,413
VP Mid Cap Value Fund - Class I (ACVMV1)	724,329	349,520
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	413,903	371,883
Appreciation Portfolio - Initial Shares (DCAP)	593,521	630,578
Quality Bond Fund II - Primary Shares (FQB)	229,070	518,197
VIP Energy Portfolio - Service Class 2 (FNRS2)	874,058	823,824
VIP Equity-Income Portfolio - Service Class (FEIS)	549,967	494,223
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	355,760	367,680
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	330,214	195,859
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	492,291	565,131
VIP Growth Portfolio - Service Class (FGS)	368,585	389,480
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,044,744	1,060,805
VIP Mid Cap Portfolio - Service Class (FMCS)	851,001	1,325,936
VIP Overseas Portfolio - Service Class R (FOSR)	935,362	997,140
VIP Value Strategies Portfolio - Service Class (FVSS)	9,673	25,104
Franklin Income Securities Fund - Class 2 (FTVIS2)	399,548	297,552
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	222,444	339,555
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	205,303	783,156
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	189,469	466,908
Templeton Foreign Securities Fund - Class 3 (TIF3)	220,237	318,099
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	593,786	1,346,291
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	115,172	66,293
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	235,064	178,935
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	45,513	15,667
Socially Responsive Portfolio - I Class Shares (AMSRS)	108,441	186,660
Global Securities Fund/VA - Class 3 (OVGS3)	325,940	595,332
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	197,126	390,841
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	247,259	478,453
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	432,629	12,636
All Asset Portfolio - Administrative Class (PMVAAA)	349,743	11,564
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	223,872	172,346
Low Duration Portfolio - Administrative Class (PMVLDA)	813,923	1,417,261
Total Return Portfolio - Administrative Class (PMVTRA)	1,633,664	146,989
Putnam VT Growth and Income Fund - Class IB (PVGIB)	167	208
Putnam VT Voyager Fund - Class IB (PVTVB)	560	371
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	520,753	73,065
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)	2,617	949
Blue Chip Growth Portfolio - II (TRBCG2)	598	624
Health Sciences Fund, Inc. (TRHS)	14,615	2,877
Health Sciences Portfolio - II (TRHS2)	1,370,244	186,533
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,352,515	134,765
Variable Insurance Portfolios - Asset Strategy (WRASP)	906,454	852,303
Variable Insurance Portfolios - Balanced (WRBP)	3,739	277
Variable Insurance Portfolios - Bond (WRBDP)	504	144
Variable Insurance Portfolios - Core Equity (WRCEP)	3,331	73
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	344	80
Variable Insurance Portfolios - Growth (WRGP)	3,233	71
Variable Insurance Portfolios - High Income (WRHIP)	505,457	48,786
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	59,136	3,114
Variable Insurance Portfolios - Money Market (WRMMP)	10,011	10,011
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	1,817	825
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,762	1,035
Variable Insurance Portfolios - Science and Technology (WRSTP)	859	324
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	323	95
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	146,484	141,873
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	7,670	217,432
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	68,067	3,487,864
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	62,409	518,329
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	10,418	909,751
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)	146,699	1,168,114
High Income Fund/VA - Class 3 (obsolete) (OVHI3)	122,732	531,598
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)	4,636	30,744

Total	$64,278,380	$66,420,648

(8)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.00%	496	$10.254428	$5,086	0.09%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2012	0.00%	2,488	10.449526	25,998	2.18%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2012	0.00%	26,749	10.307200	275,707	3.33%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	255,315	14.209224	3,627,828	1.35%	10.14%
2011	0.00%	292,178	12.900807	3,769,332	2.33%	-3.63%
2010	0.00%	224,255	13.386468	3,001,982	2.84%	9.88%
2009	0.00%	35,488	12.182592	432,336	1.87%	21.83%	5/1/2009
VA Global Bond Portfolio (DFVGB)
2012	0.00%	265	10.283870	2,725	1.59%	2.84%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	256,742	13.860281	3,558,516	2.04%	15.74%
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
2008	0.00%	248,592	8.102406	2,014,193	2.14%	-37.14%
Franklin Income Securities Fund - Class 1 (FTVIS1)
2012	0.00%	2,701	10.673045	28,828	4.03%	6.73%	5/1/2012
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2012	0.00%	2,078	10.754715	22,348	0.00%	7.55%	5/1/2012
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
2012	0.00%	20,920	10.799922	225,934	1.24%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.00%	354	10.312479	3,651	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	86,194	9.827596	847,080	0.00%	-1.72%	4/27/2012
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	118,192	14.416877	1,703,960	0.54%	23.86%
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
2008	0.00%	154,343	8.045115	1,241,707	0.01%	-44.31%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	25,034	10.048944	251,565	0.00%	0.49%	4/27/2012
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	295,978	10.012416	2,963,455	0.73%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	54,370	14.778170	803,489	0.45%	16.97%
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
2008	0.00%	76,150	8.002768	609,411	0.58%	-36.87%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2012	0.00%	333	10.678788	3,556	1.47%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
2012	0.00%	1,381	10.335916	14,274	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2012	0.00%	340,888	14.973911	5,104,427	1.60%	16.26%
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
2008	0.00%	252,293	9.438767	2,381,334	0.99%	-32.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.00%	19,443	$12.347395	$240,070	0.70%	15.93%
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	39,120	13.879990	542,985	4.17%	9.44%
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
2008	0.00%	171,093	10.218734	1,748,354	3.51%	-10.20%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	243,398	8.656213	2,106,905	3.49%	-37.89%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	285,727	16.452105	4,700,811	0.96%	14.66%
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	252,399	12.704984	3,206,725	1.40%	15.72%
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
2008	0.00%	87,717	7.868935	690,240	3.11%	-29.78%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	75,139	12.903197	969,533	2.22%	4.97%
2011	0.00%	81,360	12.292646	1,000,130	2.30%	5.72%
2010	0.00%	91,442	11.627184	1,063,213	1.87%	5.99%
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
2008	0.00%	92,901	9.781713	908,732	6.65%	-9.87%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	162,196	13.277399	2,153,541	0.85%	22.09%
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
2008	0.00%	118,818	7.608765	904,059	3.05%	-38.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	270,064	11.875465	3,207,136	0.21%	17.40%
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
2009	0.00%	372,264	8.979238	3,342,647	0.00%	38.78%
2008	0.00%	399,966	6.470039	2,587,795	2.31%	-44.21%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	107,574	10.169772	1,094,003	1.07%	17.06%
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
2008	0.00%	53,018	6.126963	324,839	3.98%	-38.06%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	193,522	17.021800	3,294,093	7.09%	14.71%
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
2008	0.00%	200,335	8.647843	1,732,466	9.63%	-28.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	159,093	$19.336082	$3,076,235	0.40%	17.24%
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
2008	0.00%	129,682	11.185864	1,450,606	1.25%	-57.83%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	32,228	9.534576	307,280	0.94%	15.58%
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.00%	69,053	8.355696	576,986	0.60%	15.23%
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
2008	0.00%	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	82,884	9.471654	785,049	1.64%	16.94%
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
2008	0.00%	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.00%	209,086	10.794308	2,256,939	1.07%	11.38%
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
2008	0.00%	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.00%	246,572	10.402170	2,564,884	1.12%	16.22%
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
2008	0.00%	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	127,328	11.638522	1,481,910	1.63%	11.24%
2011	0.00%	117,870	10.462826	1,233,253	2.70%	-1.26%
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
2008	0.00%	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	265,680	11.154725	2,963,587	1.34%	13.74%
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
2010	0.00%	265,575	10.149086	2,695,344	0.82%	12.46%
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%
2008	0.00%	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	140,212	12.078891	1,693,605	1.93%	7.58%
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
2008	0.00%	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	521,364	11.397169	5,942,074	1.44%	12.45%
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
2008	0.00%	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.00%	1,496,588	$10.851463	$16,240,169	1.29%	14.67%
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
2008	0.00%	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	46,734	11.828808	552,808	1.62%	10.13%
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
2008	0.00%	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	69,554	13.303193	925,290	3.07%	7.75%
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
2008	0.00%	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.00%	10,120	14.357681	145,300	3.15%	7.38%
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
2008	0.00%	931	9.947099	9,261	1.74%	-0.53%	5/1/2008
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	161,398	12.816934	2,068,628	1.42%	14.21%
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
2009	0.00%	376,462	9.839457	3,704,182	1.40%	26.10%
2008	0.00%	499,130	7.803097	3,894,760	1.46%	-41.55%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	280,407	14.599621	4,093,836	2.36%	3.06%
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
2008	0.00%	545,866	12.275629	6,700,849	4.43%	7.72%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	6,308	10.460376	65,984	0.81%	14.02%
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	51,348	9.764428	501,384	3.00%	18.29%
2011	0.00%	48,262	8.254444	398,376	2.59%	-12.72%
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
2008	0.00%	54,054	6.837123	369,573	2.13%	-43.11%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	498,146	13.984122	6,966,134	1.59%	15.90%
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%
2008	0.00%	412,170	8.613097	3,550,060	2.15%	-36.84%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.00%	152,424	14.106085	2,150,106	2.37%	9.39%
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
2010	0.00%	33,703	12.782641	430,813	1.09%	9.81%
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.00%	36,269	$15.203946	$551,432	1.77%	12.25%
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	85,237	13.621440	1,161,051	1.63%	5.18%
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
2008	0.00%	56,571	10.892776	616,215	3.52%	-6.02%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	1,689,096	14.095613	23,808,844	1.69%	10.81%
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
2008	0.00%	1,105,303	9.630534	10,644,658	2.84%	-23.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	2,613,849	14.192188	37,096,236	1.70%	13.76%
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
2008	0.00%	1,507,466	9.081599	13,690,203	2.58%	-31.39%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.00%	106,307	14.056477	1,494,302	1.76%	8.04%
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
2008	0.00%	80,064	10.254072	820,982	3.23%	-15.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	133,653	17.065485	2,280,853	1.09%	17.47%
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
2009	0.00%	134,098	11.811646	1,583,918	1.00%	36.76%
2008	0.00%	121,817	8.637043	1,052,141	1.34%	-36.46%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	859,933	11.482073	9,873,813	0.00%	0.00%
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
2008	0.00%	1,205,473	11.477234	13,835,494	1.93%	2.05%
NVIT Money Market Fund - Class V (SAM5)
2012	0.00%	91,752	10.000000	917,520	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	210,720	10.026765	2,112,840	0.61%	15.78%
2011	0.00%	222,325	8.660251	1,925,390	1.28%	-9.37%
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
2008	0.00%	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	117,243	10.521355	1,233,555	0.36%	17.24%
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%
2008	0.00%	306,702	7.765128	2,381,579	1.76%	-46.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	362,034	$10.778503	$3,902,185	0.51%	16.35%
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
2008	0.00%	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	168,401	10.172659	1,713,086	1.40%	17.81%
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
2010	0.00%	167,431	9.169345	1,535,233	0.74%	13.05%
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
2008	0.00%	144	6.357067	915	0.30%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	236,286	11.140525	2,632,350	0.00%	14.90%
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
2008	0.00%	173,477	6.279727	1,089,389	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2012	0.00%	61	10.616129	648	1.59%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	154,640	11.987208	1,853,702	1.18%	16.35%
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
2008	0.00%	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	93,837	12.281082	1,152,420	0.00%	13.44%
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
2008	0.00%	80,272	6.814966	547,051	0.00%	-46.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	61,960	14.613759	905,469	0.86%	20.44%
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
2008	0.00%	136,928	7.998530	1,095,222	1.28%	-32.15%
NVIT Multi-Manager Small Company Fund - C lass I (SCF)
2012	0.00%	123,263	14.987211	1,847,369	0.15%	15.50%
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
2008	0.00%	187,143	8.139096	1,523,175	0.91%	-38.19%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	171,391	15.121246	2,591,645	2.51%	12.25%
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
2008	0.00%	172,052	9.279073	1,596,483	7.95%	-17.29%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2012	0.00%	1,201	10.185501	12,233	1.98%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	87,129	11.438838	996,655	1.20%	3.52%
2011	0.00%	107,935	11.049485	1,192,626	1.58%	1.30%
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%
2008	0.00%	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	719,327	$16.487341	$11,859,790	0.70%	18.68%
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2012	0.00%	2,739	10.480208	28,705	3.63%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2012	0.00%	1,421	10.318307	14,662	0.91%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2012	0.00%	2,204	10.393923	22,908	4.15%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2012	0.00%	2,449	10.223989	25,039	2.56%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2012	0.00%	28,367	10.352458	293,668	3.24%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2012	0.00%	11,360	10.441771	118,619	3.57%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2012	0.00%	658	10.282822	6,766	2.69%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	138,871	14.513999	2,015,574	2.48%	19.56%
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	194,189	13.069162	2,537,887	1.25%	18.46%
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
2010	0.00%	226,889	11.294732	2,562,650	1.51%	15.77%
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
2008	0.00%	291,644	7.589375	2,213,395	1.98%	-36.99%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	368,883	11.860098	4,374,989	0.96%	15.79%
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
2008	0.00%	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	93,545	12.351287	1,155,401	0.57%	18.75%
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
2008	0.00%	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	230,905	15.456223	3,568,919	2.45%	7.39%
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
2008	0.00%	85,880	11.117573	954,776	4.70%	-1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	7,987	9.507294	75,934	0.73%	-44.82%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	129,174	18.021035	2,327,849	2.10%	16.33%
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
2009	0.00%	139,706	13.081223	1,827,525	3.73%	29.94%
2008	0.00%	100,531	10.066767	1,012,022	0.12%	-24.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	27,402	$7.124413	$195,223	0.00%	-41.48%
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	10.532686	2,760,501	5.50%	19.86%
2008	0.00%	248,102	8.787234	2,180,132	2.16%	-26.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	49,528	8.973691	444,449	0.00%	-48.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	159,620	15.918768	2,540,954	0.45%	15.74%
2011	0.00%	164,483	13.753744	2,262,257	0.60%	0.56%
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
2008	0.00%	112,144	8.693766	974,954	0.74%	-30.91%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	104,346	15.681894	1,636,343	3.71%	10.43%
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
2008	0.00%	74,430	9.217282	686,043	1.93%	-29.55%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	84,552	15.102866	1,276,978	4.62%	9.72%
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
2008	0.00%	97,294	10.299392	1,002,069	4.97%	-7.29%
VIP Contrafund Portfolio - Service Class (FCS)
2009	0.00%	681,006	12.074163	8,222,577	1.35%	35.66%
2008	0.00%	678,797	8.899992	6,041,288	0.96%	-42.61%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	252,178	18.272664	4,607,964	0.79%	4.73%
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
2008	0.00%	168,487	10.465765	1,763,345	0.00%	-54.40%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.00%	243,481	13.235742	3,222,652	2.98%	17.19%
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
2008	0.00%	223,377	7.482988	1,671,526	2.72%	-42.70%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	57,481	15.052634	865,240	1.48%	11.69%
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%
2010	0.00%	59,978	13.516167	810,673	2.33%	12.74%
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
2008	0.00%	25,126	9.656832	242,638	3.16%	-25.08%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	159,771	15.209948	2,430,109	2.02%	13.19%
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%
2008	0.00%	119,390	9.215628	1,100,255	2.78%	-32.71%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	140,028	15.121452	2,117,427	1.89%	15.48%
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
2008	0.00%	73,995	8.828445	653,260	2.64%	-38.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class (FGS)
2012	0.00%	148,037	$14.032884	$2,077,386	0.53%	14.54%
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
2008	0.00%	146,558	7.695394	1,127,820	0.80%	-47.23%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	313,387	15.123559	4,739,527	2.18%	5.77%
2011	0.00%	329,888	14.298667	4,716,959	3.09%	7.21%
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
2008	0.00%	525,248	10.707897	5,624,302	3.43%	-3.35%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	382,250	17.508699	6,692,700	0.50%	14.75%
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
2008	0.00%	459,190	9.483511	4,354,734	0.39%	-39.51%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	134,487	13.836689	1,860,855	1.72%	20.67%
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
2009	0.00%	140,027	12.269434	1,718,052	2.18%	26.49%
2008	0.00%	133,780	9.699843	1,297,645	2.79%	-43.88%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	11,532	14.875151	171,540	0.51%	27.10%
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
2008	0.00%	13,714	6.450849	88,468	0.53%	-51.17%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	147,495	14.425332	2,127,664	6.41%	12.65%
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
2008	0.00%	143,280	8.186428	1,172,952	5.52%	-29.66%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	133,436	14.931124	1,992,349	1.81%	12.18%
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
2010	0.00%	146,566	12.522488	1,835,371	1.77%	20.94%
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
2008	0.00%	144,472	8.799201	1,271,240	2.07%	-26.94%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	262,511	16.378036	4,299,415	1.03%	18.75%
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
2008	0.00%	211,194	8.588732	1,813,888	1.48%	-32.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	79,918	19.307248	1,542,997	1.41%	13.16%
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%
2008	0.00%	117,677	9.996007	1,176,301	2.89%	-52.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	124,579	$14.829007	$1,847,383	3.04%	18.30%
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
2008	0.00%	457,392	9.435374	4,315,666	2.46%	-40.39%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	159,924	20.367363	3,257,230	6.07%	15.06%
2011	0.00%	210,837	17.701343	3,732,098	5.49%	-0.83%
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
2008	0.00%	183,134	13.148675	2,407,969	3.65%	6.21%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	93,519	10.854248	1,015,078	2.73%	15.33%
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
2008	0.00%	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio -I Class Shares (AMTB)
2012	0.00%	101,460	12.010417	1,218,577	3.02%	4.61%
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
2008	0.00%	307,675	9.595209	2,952,205	4.67%	-13.43%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	43,853	8.019658	351,684	0.00%	-46.44%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.00%	38,449	7.206627	277,088	1.00%	-45.95%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	17,474	10.686505	186,736	0.00%	8.82%
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
2008	0.00%	11,100	6.760031	75,036	0.00%	-39.47%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	57,585	14.229173	819,387	0.22%	10.98%
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
2008	0.00%	59,850	8.193158	490,361	0.39%	-39.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	10.376282	1,379,807	0.30%	44.52%
2008	0.00%	135,069	7.179944	969,789	0.13%	-45.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	168,441	16.261792	2,739,153	2.07%	21.23%
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
2008	0.00%	189,933	9.026171	1,714,367	1.40%	-40.19%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	233,934	13.818055	3,232,513	0.94%	16.87%
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
2008	0.00%	519,435	7.938976	4,123,782	1.41%	-38.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	85,770	$15.775303	$1,353,048	0.57%	17.99%
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
2008	0.00%	271,823	8.075736	2,195,170	0.51%	-37.83%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	41,999	10.179532	427,530	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.00%	31,673	10.721257	339,574	5.66%	7.21%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	59,609	13.744711	819,308	5.32%	5.50%
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	232,635	12.447911	2,895,820	1.92%	5.86%
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.00%	169,537	11.078738	1,878,256	2.55%	9.60%
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.00%	879	11.987698	10,537	1.69%	19.14%
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
2009	0.00%	940	9.225448	8,672	2.75%	29.81%
2008	0.00%	703	7.106768	4,996	2.14%	-38.70%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.00%	286	13.956644	3,992	0.31%	14.23%
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
2008	0.00%	258	7.512177	1,938	0.00%	-37.03%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.00%	44,194	9.750071	430,895	0.00%	-2.50%	4/27/2012
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2008	0.00%	143,984	5.937752	854,942	0.92%	-51.77%
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2012	0.00%	169	10.059945	1,700	0.06%	0.60%	5/1/2012
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	13.304880	40	0.00%	1.36%
2010	0.00%	3	13.126208	39	0.00%	16.00%
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
2008	0.00%	380,406	7.980543	3,035,846	0.13%	-42.65%
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	10.380043	2,349,803	1.75%	25.25%
2008	0.00%	230,664	8.287351	1,911,594	2.19%	-36.26%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.977649	11,658	0.65%	9.78%	5/1/2012
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	96,300	15.380592	1,481,151	0.00%	31.00%
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	104,103	11.230967	1,169,177	3.75%	1.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust -Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	120,524	$9.821731	$1,183,754	0.71%	-1.78%	4/30/2012
Variable Insurance Portfolios -Asset Strategy (WRASP)
2012	0.00%	453,600	11.457862	5,197,286	1.14%	19.18%
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%
Variable Insurance Portfolios -Balanced (WRBP)
2012	0.00%	296	12.884509	3,814	0.61%	11.74%
2011	0.00%	21	11.530280	242	0.86%	3.31%
Variable Insurance Portfolios -Bond (WRBDP)
2012	0.00%	119	13.158067	1,566	3.07%	5.78%
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
2010	0.00%	69	11.592060	800	4.02%	6.04%
Variable Insurance Portfolios -Core Equity (WRCEP)
2012	0.00%	259	13.213109	3,422	0.00%	18.60%
Variable Insurance Portfolios -Global Natural Resources (WRGNR)
2012	0.00%	135	6.820009	921	0.00%	1.88%
2011	0.00%	101	6.693839	676	0.00%	-21.45%
2010	0.00%	68	8.521264	579	0.00%	17.06%
Variable Insurance Portfolios -Growth (WRGP)
2012	0.00%	282	11.672462	3,292	0.00%	12.74%
Variable Insurance Portfolios -High Income (WRHIP)
2012	0.00%	28,342	16.825504	476,868	0.13%	18.64%
2011	0.00%	130	14.181907	1,844	6.93%	5.26%
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Variable Insurance Portfolios -Mid Cap Growth (WRMCG)
2012	0.00%	3,637	15.937035	57,963	0.00%	13.56%
2011	0.00%	57	14.033982	800	0.01%	-0.56%
2010	0.00%	43	14.112979	607	0.04%	31.56%
Variable Insurance Portfolios -Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Variable Insurance Portfolios -Pathfinder Aggressive (WRPAP)
2012	0.00%	304	12.014045	3,652	0.91%	12.18%
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Variable Insurance Portfolios -Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Variable Insurance Portfolios -Pathfinder Moderately Aggressive (WRPMAP)
2012	0.00%	132	12.088618	1,596	0.64%	10.82%
2011	0.00%	73	10.908819	796	0.88%	-3.02%
2010	0.00%	64	11.248161	720	0.00%	14.46%
Variable Insurance Portfolios -Science and Technology (WRSTP)
2012	0.00%	119	14.464041	1,721	0.00%	27.83%
2011	0.00%	87	11.315053	984	0.00%	-5.77%
2010	0.00%	47	12.007564	564	0.00%	12.75%
Variable Insurance Portfolios -Small Cap Growth (WRSCP)
2012	0.00%	87	11.656224	1,014	0.00%	5.16%
2011	0.00%	67	11.083753	743	0.00%	-10.60%
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage VT Small Cap Growth Fund -Class 2 (WFVSCG)
2012	0.00%	25,562	17.223573	440,269	0.00%	7.87%
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	17,173	$10.352942	$177,791	0.00%	-8.81%
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
2008	0.00%	417,642	7.117893	2,972,731	2.85%	-52.21%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
2008	0.00%	41,473	7.586238	314,623	0.00%	-42.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
2008	0.00%	61,084	7.587025	463,445	0.00%	-47.03%
VIP Trust -Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	12,279	12.359941	151,768	8.30%	8.24%
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	146,206	2.908819	425,287	8.58%	-1.88%
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
2008	0.00%	57,935	2.039384	118,152	6.20%	-78.89%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	8,132	3.367180	27,382	9.33%	-2.34%
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
2008	0.00%	17,970	2.396292	43,060	8.02%	-78.67%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.00%	5,178	6.408647	33,184	1.09%	-36.24%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
2008	0.00%	5,195	10.152569	52,742	1.30%	-0.86%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
2008	0.00%	54,491	9.339799	508,933	0.29%	-25.23%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,152	7.252787	516,049	0.00%	-46.11%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	61,728	12.888766	795,598	0.00%	52.44%
2008	0.00%	25,239	8.454726	213,389	0.00%	-48.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund -Class I (obsolete) (GVUG1)
2009	0.00%	33,539	$10.399250	$348,780	0.00%	25.84%
2008	0.00%	38,980	8.263942	322,128	0.00%	-41.29%

2012	Contract owners equity:				$296,273,260
2011	Contract owners equity:				$271,561,885
2010	Contract owners equity:				$276,625,834
2009	Contract owners equity:				$231,055,415
2008	Contract owners equity:				$167,434,335

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.